(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
OVERSEAS
FUND - CLASS A, CLASS T AND CLASS B
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                10   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       13   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              14   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     28   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    36   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    45   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            46

PROXY VOTING RESULTS     47


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR OVERSEAS FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1,
1996). Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997           PAST 1   PAST 5    LIFE OF
                                         YEAR     YEARS     FUND

ADVISOR OVERSEAS - CLASS A               16.95%   102.57%   87.99%

ADVISOR OVERSEAS - CLASS A               10.23%   90.92%    77.18%
 (INCL. MAX. 5.75% SALES CHARGE)

MSCI EAFE INDEX                          4.82%    74.59%    60.87%

INTERNATIONAL FUNDS AVERAGE              10.39%   82.99%    N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 406 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997     PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

ADVISOR OVERSEAS - CLASS A         16.95%   15.16%   8.75%

ADVISOR OVERSEAS - CLASS A         10.23%   13.81%   7.89%
 (INCL. MAX. 5.75% SALES CHARGE)

MSCI EAFE INDEX                    4.82%    11.79%   6.52%

INTERNATIONAL FUNDS AVERAGE        10.39%   12.67%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971112 105020 S00000000000001
             FA Overseas -CL A           MS EAFE Index (Net)
             00252                       MS001
  1990/04/23       9425.00                    10000.00
  1990/04/30       9321.33                     9758.32
  1990/05/31       9726.60                    10871.75
  1990/06/30      10216.70                    10776.00
  1990/07/31      10819.90                    10927.78
  1990/08/31       9528.68                     9866.60
  1990/09/30       8718.13                     8491.55
  1990/10/31       9000.88                     9814.69
  1990/11/30       9010.30                     9235.74
  1990/12/31       8922.92                     9385.36
  1991/01/31       9141.47                     9688.93
  1991/02/28       9550.08                    10727.57
  1991/03/31       9017.94                    10083.57
  1991/04/30       9008.44                    10182.59
  1991/05/31       9017.94                    10288.84
  1991/06/30       8343.26                     9532.81
  1991/07/31       8818.39                    10001.17
  1991/08/31       8951.42                     9798.07
  1991/09/30       9417.05                    10350.28
  1991/10/31       9293.52                    10497.00
  1991/11/30       9055.95                    10006.96
  1991/12/31       9527.78                    10523.75
  1992/01/31       9556.71                    10298.96
  1992/02/29       9778.51                     9930.34
  1992/03/31       9479.56                     9274.77
  1992/04/30       9971.38                     9318.86
  1992/05/31      10376.41                     9942.63
  1992/06/30      10212.47                     9471.02
  1992/07/31       9817.08                     9228.63
  1992/08/31       9547.06                     9807.46
  1992/09/30       9402.41                     9613.79
  1992/10/31       8746.65                     9109.50
  1992/11/30       8630.93                     9195.22
  1992/12/31       9067.23                     9242.78
  1993/01/31       9525.46                     9241.65
  1993/02/28       9730.21                     9520.81
  1993/03/31      10324.94                    10350.70
  1993/04/30      11124.41                    11333.00
  1993/05/31      11416.91                    11572.36
  1993/06/30      11104.92                    11391.80
  1993/07/31      11650.90                    11790.57
  1993/08/31      12421.13                    12427.06
  1993/09/30      12294.38                    12147.34
  1993/10/31      12606.37                    12521.69
  1993/11/30      12118.88                    11427.16
  1993/12/31      12860.60                    12252.29
  1994/01/31      13710.16                    13288.16
  1994/02/28      13524.62                    13251.36
  1994/03/31      13182.85                    12680.60
  1994/04/30      13749.22                    13218.63
  1994/05/31      13495.33                    13142.74
  1994/06/30      13387.91                    13328.47
  1994/07/31      13729.69                    13456.65
  1994/08/31      13856.64                    13775.24
  1994/09/30      13426.97                    13341.38
  1994/10/31      13729.69                    13785.64
  1994/11/30      13192.61                    13123.10
  1994/12/31      13115.01                    13205.28
  1995/01/31      12573.88                    12697.99
  1995/02/28      12603.39                    12661.55
  1995/03/31      12996.94                    13451.26
  1995/04/30      13380.65                    13957.15
  1995/05/31      13528.23                    13790.77
  1995/06/30      13626.62                    13548.93
  1995/07/31      14216.94                    14392.43
  1995/08/31      13803.72                    13843.41
  1995/09/30      13970.98                    14113.77
  1995/10/31      13695.49                    13734.39
  1995/11/30      13823.39                    14116.54
  1995/12/31      14248.20                    14685.30
  1996/01/31      14505.82                    14745.58
  1996/02/29      14535.54                    14795.43
  1996/03/31      14743.62                    15109.63
  1996/04/30      15130.04                    15548.91
  1996/05/31      15130.04                    15262.79
  1996/06/30      15239.03                    15348.69
  1996/07/31      14793.16                    14900.09
  1996/08/31      14892.24                    14932.73
  1996/09/30      15308.39                    15329.43
  1996/10/31      15149.86                    15172.57
  1996/11/30      15932.62                    15776.26
  1996/12/31      16008.37                    15573.32
  1997/01/31      16008.37                    15031.36
  1997/02/28      16365.04                    15280.88
  1997/03/31      16501.42                    15338.95
  1997/04/30      16627.30                    15423.32
  1997/05/31      17665.85                    16430.00
  1997/06/30      18589.01                    17338.57
  1997/07/31      19218.43                    17621.54
  1997/08/31      17770.76                    16307.86
  1997/09/30      19082.06                    17223.87
  1997/10/31      17728.79                    15904.35
IMATRL PRASUN   SHR__CHT 19971031 19971112 105023 R00000000000094
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class A on April 23, 1990, when the fund started, and the current maximum 5.75% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $17,718 - a 77.18% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $16,087 - a 60.87% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)
FIDELITY ADVISOR OVERSEAS FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997           PAST 1   PAST 5    LIFE OF
                                         YEAR     YEARS     FUND

ADVISOR OVERSEAS - CLASS T               17.07%   102.91%   88.30%

ADVISOR OVERSEAS - CLASS T               12.97%   95.80%    81.71%
 (INCL. MAX. 3.50% SALES CHARGE)

MSCI EAFE INDEX                          4.82%    74.59%    60.87%

INTERNATIONAL FUNDS AVERAGE              10.39%   82.99%    N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 406 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997     PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

ADVISOR OVERSEAS - CLASS T         17.07%   15.20%   8.77%

ADVISOR OVERSEAS - CLASS T         12.97%   14.38%   8.26%
 (INCL. MAX. 3.50% SALES CHARGE)

MSCI EAFE INDEX                    4.82%    11.79%   6.52%

INTERNATIONAL FUNDS AVERAGE        10.39%   12.67%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971112 105118 S00000000000001
             FA Overseas -CL T           MS EAFE Index (Net)
             00175                       MS001
  1990/04/23       9650.00                    10000.00
  1990/04/30       9543.85                     9758.32
  1990/05/31       9958.80                    10871.75
  1990/06/30      10460.60                    10776.00
  1990/07/31      11078.20                    10927.78
  1990/08/31       9756.15                     9866.60
  1990/09/30       8926.25                     8491.55
  1990/10/31       9215.75                     9814.69
  1990/11/30       9225.40                     9235.74
  1990/12/31       9135.93                     9385.36
  1991/01/31       9359.71                     9688.93
  1991/02/28       9778.07                    10727.57
  1991/03/31       9233.22                    10083.57
  1991/04/30       9223.49                    10182.59
  1991/05/31       9233.22                    10288.84
  1991/06/30       8542.43                     9532.81
  1991/07/31       9028.91                    10001.17
  1991/08/31       9165.12                     9798.07
  1991/09/30       9641.86                    10350.28
  1991/10/31       9515.38                    10497.00
  1991/11/30       9272.14                    10006.96
  1991/12/31       9755.23                    10523.75
  1992/01/31       9784.85                    10298.96
  1992/02/29      10011.95                     9930.34
  1992/03/31       9705.86                     9274.77
  1992/04/30      10209.42                     9318.86
  1992/05/31      10624.12                     9942.63
  1992/06/30      10456.27                     9471.02
  1992/07/31      10051.44                     9228.63
  1992/08/31       9774.98                     9807.46
  1992/09/30       9626.87                     9613.79
  1992/10/31       8955.46                     9109.50
  1992/11/30       8836.98                     9195.22
  1992/12/31       9283.69                     9242.78
  1993/01/31       9752.86                     9241.65
  1993/02/28       9962.49                     9520.81
  1993/03/31      10571.42                    10350.70
  1993/04/30      11389.98                    11333.00
  1993/05/31      11689.46                    11572.36
  1993/06/30      11370.02                    11391.80
  1993/07/31      11929.04                    11790.57
  1993/08/31      12717.65                    12427.06
  1993/09/30      12587.88                    12147.34
  1993/10/31      12907.32                    12521.69
  1993/11/30      12408.19                    11427.16
  1993/12/31      13167.62                    12252.29
  1994/01/31      14037.46                    13288.16
  1994/02/28      13847.49                    13251.36
  1994/03/31      13497.56                    12680.60
  1994/04/30      14077.45                    13218.63
  1994/05/31      13817.50                    13142.74
  1994/06/30      13707.52                    13328.47
  1994/07/31      14057.46                    13456.65
  1994/08/31      14187.43                    13775.24
  1994/09/30      13747.51                    13341.38
  1994/10/31      14057.46                    13785.64
  1994/11/30      13507.56                    13123.10
  1994/12/31      13428.10                    13205.28
  1995/01/31      12874.05                    12697.99
  1995/02/28      12904.27                    12661.55
  1995/03/31      13307.21                    13451.26
  1995/04/30      13700.08                    13957.15
  1995/05/31      13851.19                    13790.77
  1995/06/30      13951.92                    13548.93
  1995/07/31      14556.34                    14392.43
  1995/08/31      14133.25                    13843.41
  1995/09/30      14304.50                    14113.77
  1995/10/31      14022.44                    13734.39
  1995/11/30      14153.40                    14116.54
  1995/12/31      14588.34                    14685.30
  1996/01/31      14852.11                    14745.58
  1996/02/29      14882.54                    14795.43
  1996/03/31      15095.59                    15109.63
  1996/04/30      15491.24                    15548.91
  1996/05/31      15491.24                    15262.79
  1996/06/30      15602.83                    15348.69
  1996/07/31      15146.31                    14900.09
  1996/08/31      15247.76                    14932.73
  1996/09/30      15683.99                    15329.43
  1996/10/31      15521.67                    15172.57
  1996/11/30      16323.12                    15776.26
  1996/12/31      16398.87                    15573.32
  1997/01/31      16398.87                    15031.36
  1997/02/28      16772.54                    15280.88
  1997/03/31      16911.33                    15338.95
  1997/04/30      17039.45                    15423.32
  1997/05/31      18107.08                    16430.00
  1997/06/30      19057.28                    17338.57
  1997/07/31      19708.54                    17621.54
  1997/08/31      18224.52                    16307.86
  1997/09/30      19559.07                    17223.87
  1997/10/31      18171.14                    15904.35
IMATRL PRASUN   SHR__CHT 19971031 19971112 105121 R00000000000094
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class T on April 23, 1990, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $18,171 - a 81.71% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $16,087 - a 60.87% increase. UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)
FIDELITY ADVISOR OVERSEAS FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1/shareholder service fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1997                    PAST 1    PAST 5    LIFE OF
                                                  YEAR      YEARS     FUND

ADVISOR OVERSEAS - CLASS B                        16.41%    100.02%   85.62%

ADVISOR OVERSEAS - CLASS B                        11.41%    98.02%    85.62%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MSCI EAFE INDEX                                   4.82%     74.59%    60.87%

INTERNATIONAL FUNDS AVERAGE                       10.39%    82.99%    N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 406 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

ADVISOR OVERSEAS - CLASS B                  16.41%   14.87%   8.56%

ADVISOR OVERSEAS - CLASS B                  11.41%   14.64%   8.56%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MSCI EAFE INDEX                             4.82%    11.79%   6.52%

INTERNATIONAL FUNDS AVERAGE                 10.39%   12.67%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971112 105104 S00000000000001
             FA Overseas -CL B           MS EAFE Index (Net)
             00654                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.00                     9758.32
  1990/05/31      10320.00                    10871.75
  1990/06/30      10840.00                    10776.00
  1990/07/31      11480.00                    10927.78
  1990/08/31      10110.00                     9866.60
  1990/09/30       9250.00                     8491.55
  1990/10/31       9550.00                     9814.69
  1990/11/30       9560.00                     9235.74
  1990/12/31       9467.28                     9385.36
  1991/01/31       9699.18                     9688.93
  1991/02/28      10132.72                    10727.57
  1991/03/31       9568.11                    10083.57
  1991/04/30       9558.02                    10182.59
  1991/05/31       9568.11                    10288.84
  1991/06/30       8852.26                     9532.81
  1991/07/31       9356.38                    10001.17
  1991/08/31       9497.53                     9798.07
  1991/09/30       9991.56                    10350.28
  1991/10/31       9860.49                    10497.00
  1991/11/30       9608.44                    10006.96
  1991/12/31      10109.05                    10523.75
  1992/01/31      10139.74                    10298.96
  1992/02/29      10375.08                     9930.34
  1992/03/31      10057.89                     9274.77
  1992/04/30      10579.71                     9318.86
  1992/05/31      11009.45                     9942.63
  1992/06/30      10835.51                     9471.02
  1992/07/31      10416.00                     9228.63
  1992/08/31      10129.51                     9807.46
  1992/09/30       9976.03                     9613.79
  1992/10/31       9280.27                     9109.50
  1992/11/30       9157.49                     9195.22
  1992/12/31       9620.40                     9242.78
  1993/01/31      10106.59                     9241.65
  1993/02/28      10323.83                     9520.81
  1993/03/31      10954.84                    10350.70
  1993/04/30      11803.09                    11333.00
  1993/05/31      12113.43                    11572.36
  1993/06/30      11782.40                    11391.80
  1993/07/31      12361.70                    11790.57
  1993/08/31      13178.91                    12427.06
  1993/09/30      13044.43                    12147.34
  1993/10/31      13375.46                    12521.69
  1993/11/30      12858.23                    11427.16
  1993/12/31      13645.20                    12252.29
  1994/01/31      14546.59                    13288.16
  1994/02/28      14349.73                    13251.36
  1994/03/31      13987.11                    12680.60
  1994/04/30      14588.03                    13218.63
  1994/05/31      14318.65                    13142.74
  1994/06/30      14204.68                    13328.47
  1994/07/31      14567.31                    13456.65
  1994/08/31      14702.00                    13775.24
  1994/09/30      14246.13                    13341.38
  1994/10/31      14567.31                    13785.64
  1994/11/30      13997.47                    13123.10
  1994/12/31      13915.13                    13205.28
  1995/01/31      13340.98                    12697.99
  1995/02/28      13372.30                    12661.55
  1995/03/31      13789.86                    13451.26
  1995/04/30      14196.98                    13957.15
  1995/05/31      14353.56                    13790.77
  1995/06/30      14457.95                    13548.93
  1995/07/31      15084.29                    14392.43
  1995/08/31      14645.85                    13843.41
  1995/09/30      14823.32                    14113.77
  1995/10/31      14531.03                    13734.39
  1995/11/30      14666.73                    14116.54
  1995/12/31      15108.74                    14685.30
  1996/01/31      15373.43                    14745.58
  1996/02/29      15384.02                    14795.43
  1996/03/31      15585.19                    15109.63
  1996/04/30      15987.52                    15548.91
  1996/05/31      15966.35                    15262.79
  1996/06/30      16072.23                    15348.69
  1996/07/31      15595.78                    14900.09
  1996/08/31      15691.07                    14932.73
  1996/09/30      16125.16                    15329.43
  1996/10/31      15945.17                    15172.57
  1996/11/30      16771.02                    15776.26
  1996/12/31      16838.38                    15573.32
  1997/01/31      16838.38                    15031.36
  1997/02/28      17205.39                    15280.88
  1997/03/31      17338.86                    15338.95
  1997/04/30      17461.20                    15423.32
  1997/05/31      18540.01                    16430.00
  1997/06/30      19507.60                    17338.57
  1997/07/31      20163.79                    17621.54
  1997/08/31      18628.98                    16307.86
  1997/09/30      19985.84                    17223.87
  1997/10/31      18562.25                    15904.35
IMATRL PRASUN   SHR__CHT 19971031 19971112 105107 R00000000000094
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class B on April 23, 1990, when the fund started. As the chart shows, by October 31, 1997, the value of the investment would have been $18,562 - a 85.62% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $16,087 - a 60.87% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12-month period that ended
October 31, 1997, displayed the
marked diversity of the world's
various financial markets. A
beneficial economic environment
of low interest rates, low bond
yields and scant inflation led to
strong returns for most European
countries. Corporate restructurings
also played a key role, as
companies continued to implement
internal programs designed mainly
to cut costs and improve share
prices. Good European performers
included Finland, Spain, Italy and
Ireland. In contrast, Japan's
economy continued to struggle, as
corporate bankruptcies and
deregulation in key industries
halted forward momentum. For the
period, the Morgan Stanley Capital
International EAFE Index - which
measures stock performance in
Europe, Australasia and the Far
East - returned 4.82%. The
performance of emerging-market
countries was mixed. In Latin
America, for instance, revitalized
economies, favorable interest rates
and a relatively stable political
climate translated into positive
returns. Among the countries
leading the charge were Mexico
and Argentina, as well as Brazil -
which performed well through
most of the period but declined on
currency speculation in the
summer. For sheer drama,
however, no region could match
the crisis that enveloped Southeast
Asia toward the end of the period.
Real estate overbuilding and
currency problems plagued many
Southeast Asian countries, namely
Thailand, Malaysia and the
Philippines, and currency
devaluations became
commonplace. The tremors from
Southeast Asia's problems were felt
in markets from Hong Kong to New
York.
An interview with Richard Mace, Portfolio Manager of Fidelity Advisor Overseas Fund
Q. HOW DID THE FUND PERFORM, RICK?
A. Quite well. For the 12 months that ended October 31, 1997, the fund's Class A, Class T and Class B shares generated returns of 16.95%, 17.07% and 16.41%, respectively. For the same period, the Morgan Stanley Capital International Europe, Australasia, Far East
(EAFE) Index returned 4.82%. The international funds average, as tracked by Lipper Analytical Services, returned 10.39% over the same time period.
Q. WHAT FACTORS CONTRIBUTED MOST TO THE FUND'S PERFORMANCE?
A. The fund's European finance-related stocks provided the most significant contribution to performance over the past 12 months. Additionally, substantial exposure to the technology and health care sectors helped, as these groups registered strong performances. Another plus was the fund's limited exposure - relative to the EAFE index - in the poorly performing Japanese market. All that being said, individual stock picking continued to have the most influence on performance. In general, the fund's 20 largest positions performed well.
Q. YOU MENTIONED EUROPEAN FINANCE-RELATED STOCKS AS BEING POSITIVE CONTRIBUTORS TO PERFORMANCE. WHAT DROVE THIS GROUP?
A. My attraction to these stocks revolved primarily around their individual business profiles. While I don't spend a lot of time analyzing interest rates, inflation levels or economic conditions, low interest rates throughout Europe were beneficial to many of the fund's top finance stocks. More importantly, though, many of these companies fit the profile I was looking for - management was focused on delivering results to shareholders, the company was generating strong earnings growth and each had a healthy balance sheet. Examples included Spanish bank Banco Bilbao Vizcaya, Switzerland's Credit Suisse and Lloyds TSB Group in the United Kingdom. Each of these positions performed quite well.
Q. YOU MENTIONED HEALTH CARE AND TECHNOLOGY STOCKS AS WELL . . .
A. In the health care group, the fund's pharmaceutical-related stocks were strong performers. Because of new product introduction, many drug companies generated good cash flows, which may be used to buy back stock or pay down debt. Two of the fund's top five positions at the end of the period - Novartis and Rhone Poulenc - were examples. Novartis, a company that was created by the merger of two substantial Swiss drug firms, implemented favorable cost-cutting measures during the period, while French-based Rhone Poulenc engaged in a major restructuring effort designed to focus on aspects of its business with the most growth potential. For the most part, the fund's technology exposure also helped performance. Top positions such as Philips Electronics, Nokia and Alcatel all enjoyed superior sales and earnings growth. Some of the fund's Japanese tech stocks - such as Sony Corp. and Matsushita Communication Industrial - also performed well, as each benefited from strong consumer product development in the areas of camcorders, cameras, TVs and VCRs.
Q. DESPITE JAPAN'S WELL-DOCUMENTED ECONOMIC WOES, MANY OF THE FUND'S JAPANESE POSITIONS PERFORMED WELL. WHY?
A. I'd have to tip my cap to our entire research team in Japan. As our analysts visited Japanese companies, one thing became clear: In spite of the country's sluggish economic recovery and the poor performance of its local markets, strong research uncovered some companies that were prospering. Many companies we found were large exporters such as those in the auto and technology areas. These companies benefited from a weak yen, which helped them become very competitive in world markets. Many firms - such as Fuji Photo Film - had favorable balance sheets while companies such as Toyota were able to produce strong cash flows and buy back stock. Sales growth was also a factor, as we found many companies that exhibited growth both internationally and domestically.
Q. ASIDE FROM SOME OF THE POSITIONS YOU'VE MENTIONED, WHICH ONES PERFORMED WELL? WHICH WERE DISAPPOINTMENTS?
A. Some of the fund's oil-related positions performed well, notably Total, British Petroleum and Nationale Elf Aquitaine. Each company thrived due to shareholder-friendly management, healthy cash flows and reduced costs. In terms of disappointments, I'd have to single out Volkswagen, which announced a significant capital-raising exercise. The German automaker had been generating good business growth. Why they announced one of the largest stock issues in German corporate history was a mystery to me. Another area of discomfort was the Japanese finance sector. Many Japanese brokerage firms performed poorly, mostly due to the weak local market and low trading volumes. Japanese banks also detracted from performance, as did many of the fund's metals-related stocks. This group suffered from negative supply/demand conditions, but I'm optimistic about its future.
Q. WHAT'S YOUR OUTLOOK?
A. I expect European economies to continue to improve and am also optimistic that Japan's economy can turn the corner. Southeast Asia, on the other hand, appears to be slowing down. I'll continue to focus on finding relatively cheap stocks that have growth or recovery potential.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

RICK MACE ON INVESTING IN THE
EMERGING MARKETS
"Relative to its benchmark index and
many of its peers, Advisor Overseas
has maintained a relatively low
level of exposure to the world's
emerging markets in the past year.
This is due mainly to my investment
discipline. I want to see a good
risk/reward balance before I place
conviction in an emerging-market
opportunity. When I looked at
Southeast Asia and Latin America
six to nine months ago, the
risk/reward profile didn't seem too
enticing. Now, since these markets
have experienced economic turmoil
in recent months, it may be a good
time to revisit these regions and pore
over potentially cheap buys.
"Strange as it may sound, I actually
enjoy volatility. Market fluctuations
can be a bit frustrating on a
day-to-day basis, but volatility can
present great buying opportunities
for the fund because I follow a
value-oriented discipline. On the
other hand, when stocks are up
significantly, it creates an
opportunity to sell some of the fund's
more expensive holdings and to buy
stocks that may be less in favor but
may offer better value. So, while the
fund's share-price fluctuation may
be frustrating for shareholders to
watch, I think volatility creates
outstanding investment
opportunities."
FUND FACTS
GOAL: seeks growth of capital
primarily through investments
in foreign securities
START DATE: April 23, 1990
SIZE: as of October 31,
1997, more than $1.1 billion
MANAGER: Richard Mace, since
1996; joined Fidelity in 1987
(checkmark)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF OCTOBER 31, 1997

                                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                                   INVESTMENTS    IN THESE STOCKS
                                                                  6 MONTHS AGO

TOTAL SA CLASS B (FRANCE, OIL & GAS)               2.3            1.9

ALCATEL ALSTHOM COMPAGNIE GENERALE                 2.1            2.2
 D'ELECTRICITE SA (FRANCE, ELECTRICAL EQUIPMENT)

NOVARTIS AG (REG.) (SWITZERLAND,                   2.1            1.7
 DRUGS & PHARMACEUTICALS)

RHONE POULENC SA CLASS A (FRANCE,                  2.0            0.6
 DRUGS & PHARMACEUTICALS)

PHILIPS ELECTRONICS NV (BEARER) (NETHERLANDS,      1.9            1.5
 CONSUMER ELECTRONICS)


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1997
                   % OF FUND'S    % OF FUND'S INVESTMENTS
                   INVESTMENTS    IN THESE MARKET SECTORS
                                  6 MONTHS AGO

FINANCE            16.9           13.9

HEALTH             10.2           7.8

DURABLES           10.1           10.5

BASIC INDUSTRIES   10.1           10.4

ENERGY             7.7            6.7

TOP FIVE COUNTRIES AS OF OCTOBER 31, 1997
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                               INVESTMENTS    IN THESE COUNTRIES
                                              6 MONTHS AGO

JAPAN                          21.0           24.2

UNITED KINGDOM                 15.8           13.9

FRANCE                         12.3           10.1

NETHERLANDS                    8.6            7.7

SWEDEN                         6.3            5.3

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 AS OF APRIL 30, 1997
ROW: 1, COL: 1, VALUE: 5.9
ROW: 1, COL: 2, VALUE: 44.1
ROW: 1, COL: 3, VALUE: 50.0
ROW: 1, COL: 1, VALUE: 9.9
ROW: 1, COL: 2, VALUE: 2.0
ROW: 1, COL: 3, VALUE: 49.9
ROW: 1, COL: 4, VALUE: 40.0
STOCKS, CLOSED-END
INVESTMENT COMPANIES
AND EQUITY FUTURES 94.1%
BONDS 0.0%
SHORT-TERM
INVESTMENTS 5.9%
STOCKS, CLOSED-END
INVESTMENT COMPANIES
AND EQUITY FUTURES 89.9%
BONDS 0.2%
SHORT-TERM
INVESTMENTS 9.9%
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 91.1%
 SHARES VALUE (NOTE 1)    (000S)
ARGENTINA - 0.2%
Telecom Argentina Class B sponsored ADR  20,100 $ 509
YPF Sociedad Anonima sponsored ADR
representing Class D shares  58,600  1,875
  2,384
AUSTRALIA - 1.9%
Australia & New Zealand Banking Group Ltd.   400,200  2,783
Brambles Industries Ltd.   126,150  2,418
Broken Hill Proprietary Co. Ltd. (The)  196,000  1,937
CSR Ltd.   308,900  1,070
Coles Myer Ltd.   428,900  2,057
Colonial Ltd. (a)   428,300  1,189
Leighton Holdings Ltd.   111,100  409
National Australia Bank Ltd.   158,900  2,167
QNI Ltd.   649,853  569
Tabcorp Holdings Ltd.   103,100  471
Western Mining Holdings Ltd.   949,789  3,363
Westpac Banking Corp.   92,900  539
Woodside Petroleum Ltd.   86,800  731
Woolworths Ltd.   768,400  2,473
  22,176
AUSTRIA - 0.1%
Voest-Alpine Stahl AG  24,000  1,039
BELGIUM - 0.2%
BBL (Banque Bruxelles Lambert)  7,100  1,802
BRAZIL - 1.1%
Centrais Electricas Brasileiras SA  3,294,000  1,425
Compania Energertica Minas Gerais  92,439,000  3,689
Petrobras PN (Pfd. Reg.)  16,315,000  3,033
Telebras sponsored ADR  43,900  4,456
  12,603
CANADA - 3.8%
Abitibi-Consolidated, Inc.   52,900  751
Alcan Aluminium Ltd.   171,800  4,879
Alliance Forest Products, Inc. (a)  48,300  1,003
Alliance Forest Products, Inc. (a)(c)  54,300  1,128
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
CANADA - CONTINUED
BCE, Inc.   157,400 $ 4,386
Bank of Nova Scotia (Halifax)  21,300  940
Bell Canada International, Inc.   25,100  426
Bro-X Minerals Ltd.   27,050  -
Canadian Imperial Bank of Commerce  21,500  629
Canadian Natural Resources Ltd. (a)   111,600  3,249
Cinar Films, Inc. Class B (sub-vtg.) (a)  14,400  554
Cominco Ltd.   187,200  3,642
Dofasco, Inc.   23,100  417
Domtar, Inc.   313,100  2,434
Greenstone Resources Ltd. (a)   89,500  731
Hudson's Bay Co. Ord.   45,500  1,042
Inco Ltd.   197,500  4,053
Leitch Technology Corp. (a)  42,300  1,294
National Bank of Canada  232,100  3,304
Noranda, Inc.   321,300  5,657
Renaissance Energy Ltd. (a)  94,000  2,182
Rio Alto Exploration Ltd. (a)  46,500  437
St Laurent Paperboard, Inc. (a)(c)  98,000  1,583
  44,721
DENMARK - 0.9%
Den Danske Bank Group AS  35,000  3,945
International Service Systems AS, Series B (a) 71,500 2,167 Novo-Nordisk AS Class B 19,000 2,055
Sophus Berendsen AS, Series B  7,000  1,056
Unidanmark AS Class A  13,100  884
  10,107
FINLAND - 2.3%
Cultor OY, Series 1  36,400  1,863
Enso OY Class R  272,400  2,577
Huhtamaki Ord.   89,400  3,677
Metsa-Serla Ltd. Class B  390,800  3,471
Nokia Corp. AB, Series A  20,600  1,798
Outokumpu OY Class A  192,600  2,882
Pohjola Class B  77,830  3,006
Rauma OY  16,865  318
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
FINLAND - CONTINUED
UPM-Kymmene Corp.   177,200 $ 3,986
Valmet OY  255,840  4,000
  27,578
FRANCE - 12.3%
Alcatel Alsthom Compagnie Generale d'Electricite SA 210,300 25,337 Axa SA 71,490 4,888
Axime SA Ex Segin (a)  19,700  2,193
Cap Gemini Sogeti SA  60,000  4,757
Carrefour Supermarche SA  5,700  2,970
Compagnie de Saint Gobain  9,900  1,419
Credit Commercial de France Ord.   53,600  3,032
Eramet SA  62,575  2,491
Elf Sanofi SA  22,500  2,134
Groupe Danone  3,100  473
Generale des Eaux, Cie  12,000  1,394
Lafarge SA  24,550  1,532
Lagardere S.C.A. (Reg.)  63,100  1,812
Michelin SA (Compagnie Generale des Etablissements)
Class B  68,851  3,527
Nationale Elf Aquitaine  82,400  10,184
Pechiney SA Class A  186,743  7,668
Rhone Poulenc SA Class A  558,305  24,306
Societe Generale Class A  65,100  8,902
Total SA Class B  245,890  27,241
Usinor Sacilor  313,800  5,187
Union Assurancesfederale SA  15,400  1,719
Valeo SA  35,700  2,378
  145,544
GERMANY - 3.4%
Allianz AS Holdings (Reg.)  16,500  3,716
BASF AG  94,400  3,223
Bayer AG  104,800  3,694
(BMW) Muenchen Bayerische Motorenwerke AG  1,369  1,006
BHF Bank (Bank Berlin Hand)  64,900  1,956
Buderus AG  1,300  630
Continental Gummi-Werke AG  84,300  2,026
Daimler-Benz AG Ord.   92,700  6,223
Deutsche Bank AG  14,500  953
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
GERMANY - CONTINUED
Dresdner Bank AG Ord.   19,000 $ 780
Hoechst AG Ord.   150,000  5,730
Lufthansa Deutsche AG (Reg.)  96,800  1,731
Mannesmann AG Ord.   8,900  3,766
Philipp Holzmann AG (a)  1,900  540
Siemens AG  22,900  1,403
Veba AG Ord.   60,000  3,348
  40,725
HONG KONG - 0.5%
China Light & Power Co. Ltd.  230,000  1,211
China Telecom Ltd. (a)  1,026,000  1,639
Great Eagle Holdings Ltd.  334,000  510
Hutchison Whampoa Ltd. Ord.  152,000  1,052
National Mutual Asia Ltd.  642,000  581
Peregrine Investments Holdings Ltd.  725,000  713
Vtech Holdings Ltd.  160,000  313
  6,019
INDIA - 0.1%
Mahindra & Mahindra Ltd. GDR  40,500  405
State Bank of India GDR (Reg.)  23,000  403
  808
INDONESIA - 0.2%
PT Matahari Putra Prima   2,362,000  459
PT Matahari Putra Prima rights 12/31/97 (a)  4,724,000  262
PT Multipolar   8,761,430  791
PT Putra Surya Multidana (a)  1,093,500  380
  1,892
IRELAND - 1.1%
Bank of Ireland, Inc.   495,800  6,221
CRH PLC  94,000  1,121
Independent Newspapers PLC  560,666  3,049
Smurfit (Jefferson) Group PLC  1,067,900  3,110
  13,501
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
ITALY - 1.4%
Credito Italiano Ord.   1,630,900 $ 4,365
Eni Spa  1,215,000  6,867
Telecom Italia:
Mobile Spa  1,228,100  4,533
 Spa   133,330  834
  16,599
JAPAN - 20.4%
Acom Co. Ltd.   66,500  3,645
Amway Japan Ltd.   107,600  2,824
Asahi Breweries Ltd.   30,000  444
Bank of Tokyo-Mitsubishi Ltd.   207,000  2,699
Canon, Inc.   202,000  4,899
Circle K Japan Co. Ltd.   8,000  411
Citizen Watch Co. Ltd. Ord.   299,000  1,907
Dai-Ichi Kangyo Bank  77,000  652
Daiichi Pharmaceutical Co. Ltd.   62,000  881
Daiwa House Industry Co. Ltd.   140,000  1,349
Daiwa Securities Co. Ltd.   486,000  2,939
Denso Corp.   67,000  1,447
Denny's Japan Co. Ltd.   50,000  1,300
Daito Trust Construction Co.   213,100  1,894
Fuji Bank Ltd.   315,000  2,721
Fuji Heavy Industries Ltd.   215,000  855
Fuji Photo Film Co. Ltd.   327,000  11,842
Fujitsu Ltd.   417,000  4,572
Hitachi Ltd.   380,000  2,919
Hitachi Maxell Ltd.   191,000  4,251
Honda Motor Co. Ltd.   261,000  8,779
Ibiden Co. Ltd.   96,000  1,595
Ito-Yokado Co. Ltd.   66,000  3,278
Jafco Co. Ltd.   28,000  1,326
Jusco Co. Ltd.   72,000  1,609
Kao Corp.   186,000  2,595
Kobe Steel Ltd. Ord. (a)  537,000  647
Komatsu Ltd. Ord.   801,000  4,278
Kyocera Corp.   36,000  2,060
Long Term Credit Bank of Japan Ltd. (The)  1,015,000  3,431
Matsushita Electric Industrial Co. Ltd. (a)   893,000  14,982
Matsushita Communication Industrial Co. Ltd.   57,000  2,012
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
JAPAN - CONTINUED
Matsushita Electric Works Co. Ltd.   199,000 $ 1,802
Minebea Co. Ltd.   508,000  5,063
Minolta Camera Co. Ltd.   450,000  2,336
Mitsubishi Estate Co. Ltd.   250,000  3,156
Mitsubishi Heavy Industries Ltd.   234,000  1,149
Mitsubishi Trust & Banking Corp.   62,000  762
Mitsui Fudosan Co. Ltd.  168,000  1,898
Murata Manufacturing Co. Ltd.   19,000  770
Nichiei Co. Ltd.   19,300  2,116
Nikko Securities Co. Ltd.   359,000  1,297
Nintendo Co. Ltd. Ord.   106,300  9,182
Nippon Telegraph & Telephone Corp. Ord.   1,222  10,352
Nitto Denko Corp.   16,000  288
Nomura Securities Co. Ltd.   507,000  5,895
Omron Corp.   242,000  4,100
Orix Corp.   96,600  6,595
Onward Kashiyama & Co. Ltd.   144,000  2,225
Ricoh Co. Ltd. Ord.   272,000  3,502
Rohm Co. Ltd.   61,000  6,029
Sakura Bank Ltd.   1,416,000  5,775
Sankyo Co. Ltd.   212,000  6,990
Shinko Electric Industries Co. Ltd.   27,500  1,165
Shin-Etsu Chemical Co. Ltd.   69,000  1,685
Sony Corp.   112,400  9,326
Shohkoh Fund & Co. Ltd.   2,200  640
Sony Music Entertainment Japan, Inc.   44,600  1,567
Sumitomo Realty & Development Co. Ltd.   327,000  2,387
Sumitomo Sitix Corp.   25,000  440
TDK Corp.   63,000  5,222
Takeda Chemical Industries Ltd.   598,000  16,291
Takefuji Corp.   10,000  444
Terumo Corp.   78,000  1,283
THK Co. Ltd.   194,200  2,597
Toyota Motor Corp.   205,000  5,704
Toyo Trust & Banking Co. Ltd.   20,000  149
Tokyo Electron Ltd.   67,000  3,339
Uni Charm Corp. Ord.   51,000  1,716
Uny Co. Ltd.   65,000  1,053
World Co. Ltd.   21,800  806
Xebio Co. Ltd.   23,600  380
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
JAPAN - CONTINUED
Yamanouchi Pharmaceutical Co. Ltd.   51,000 $ 1,254
Yamaha Motor Co. Ltd.   184,000  1,481
Yasuda Trust & Banking  405,000  1,080
  242,334
KOREA (SOUTH) - 0.2%
Korea Electric Power Corp.   123,550  1,754
MALAYSIA - 0.1%
Magnum Corp. BHD  247,000  192
Malayan Banking BHD  17,000  65
Oriental Holdings BHD  476,000  966
Oriental Holdings BHD (New)  148,800  299
  1,522
MEXICO - 0.9%
DESC (Sociedad de Fomento Industrial SA) Class B  116,000  997
Grupo Carso SA de CV Class A-1  94,000  596
Grupo Financiero Bancomer Class B  8,060,000  3,799
Grupo Financiero Inbursa SA Class B (a)  149,000  525
Grupo Mexico SA Class L  49,000  145
Industrias Penoles SA  33,000  131
Telefonos de Mexico SA sponsored ADR representing Ord.
Class L shares  78,900  3,412
Tubos De Acero De Mexico ADR (a)  55,900  1,128
  10,733
NETHERLANDS - 8.6%
AKZO Nobel NV  92,300  16,234
Ahold NV  217,644  5,561
Beter Bed Holding NV  24,000  522
ING Groep NV  223,903  9,382
KBB NV Ord.   11,500  724
KLM Royal Dutch Air Lines NV  41,400  1,401
Koninklijke Hoogovens NV  87,700  4,013
Koninklijke KNP BT NV  132,500  3,011
Koninklijke Pakhoed NV  15,500  507
New Holland NV  78,000  2,218
Nutreco Holding NV (a)  61,200  1,372
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
NETHERLANDS - CONTINUED
Philips Electronics NV (Bearer)  283,400 $ 22,147
Royal Dutch Petroleum Co. Ord.   288,800  15,249
Unilever NV Ord.   226,000  11,991
VNU Ord.   154,700  3,659
Vendex International NV (c)  75,500  4,116
  102,107
NETHERLANDS ANTILLES - 0.2%
Schlumberger Ltd.   20,800  1,820
NEW ZEALAND - 0.1%
Air New Zealand Ltd. Class B  346,000  732
Lion Nathan Ltd.   358,600  866
Lion Nathan Ltd. (Astl)  36,900  89
  1,687
NORWAY - 0.5%
Den Norske Bank AS Class A Free shares  545,000  2,454
Elkem ASA  75,300  1,143
NCL Holdings AS (a)  744,600  2,843
  6,440
PERU - 0.1%
Compania de Minas Buenaventura SA Class B
sponsored ADR  49,400  886
PORTUGAL - 0.2%
Electricidade de Portugal SA  144,500  2,534
RUSSIA - 0.0%
Vimpel Communications sponsored ADR  14,200  465
SINGAPORE - 0.1%
Kim Engineering Holdings Ltd.   1,700,000  778
SOUTH AFRICA - 0.4%
Dimension Data Holdings Ltd. (a)   118,800  493
Gencor Ltd. (Reg.)  102,420  230
JCI Ltd.   117,000  498
Sasol Ltd.   336,700  4,056
  5,277
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
SPAIN - 1.3%
Acerinox SA (Reg.)  9,200 $ 1,371
Banco Bilbao Vizcaya SA Ord. (Reg.)  211,500  5,643
Telefonica de Espana SA Ord.   318,800  8,680
  15,694
SWEDEN - 6.3%
ABB AB:
Series A  184,000  2,142
 Series B  94,000  1,082
Astra AB Class A Free shares  716,500  11,533
Assi Doman AB Free shares  40,200  1,123
Electrolux AB  54,500  4,495
Ericsson (L.M.) Telephone Co. Class B  50,000  2,195
Esselte AB Class B Free shares  57,700  1,251
Granges AB (Reg.) (a)  30,250  493
Investor AB Class B Free shares  50,000  2,321
Munters AB (a)(c)  76,500  773
Nordbanken AB  98,600  3,082
SKF AB Ord.   72,000  1,667
Skandia Foersaekrings AB  157,400  7,328
Svenska Cellulosa AB (SCA) Class B Ord.   64,500  1,441
Svenska Handelsbanken  100,100  3,155
Swedish Match Co.   3,571,800  10,928
Volvo AB Class B  750,200  19,560
  74,569
SWITZERLAND - 5.0%
Credit Suisse Group (Reg.)  109,200  15,402
Julius Baer Holding AG  3,629  5,423
Nestle SA (Reg.)  5,693  8,032
Novartis AG (Reg.)  15,600  24,462
Roche Holding AG participation certificates  462  4,065
Sulzer AG (Reg.)  2,100  1,538
SGS Societe Generale de Surveillance Holding SA (Bearer)  475  917
  59,839
TURKEY - 0.1%
Tupras-Turkiye Petrol Rafinerileri AS (a)  7,545,200  676
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
UNITED KINGDOM - 15.8%
Asda Group PLC  415,900 $ 1,079
BAT Industries PLC Ord.   747,400  6,505
BOC Group PLC  31,500  529
BBA Group PLC  168,800  1,138
Barclays PLC Ord.   336,000  8,395
Barratt Developments PLC  529,800  2,243
Bass PLC Ord.   153,000  2,120
Billiton PLC  512,100  1,480
Blue Circle Industries PLC  136,500  800
Boots Co. PLC Class L (The)  204,100  2,937
British Aerospace PLC  194,400  5,147
British Petroleum PLC Ord.   542,149  7,948
British Land Co. PLC (The) Ord.   111,600  1,298
British Telecommunications PLC Ord.   545,000  4,132
Cable & Wireless PLC Ord.   218,500  1,741
Caradon PLC  1,922,960  6,114
Cookson Group PLC  2,742,400  10,969
Dorling Kindersley Holdings PLC Class L  106,700  509
DR Solomons Group PLC sponsored ADR  93,800  2,873
English China Clay PLC  240,900  1,048
Gallaher Group PLC  552,300  2,634
Glaxo Wellcome PLC  484,600  10,364
Granada Group PLC  172,700  2,376
Grand Metropolitan PLC  808,958  7,283
Guinness PLC Ord.   137,900  1,230
HSBC Holdings PLC  206,800  4,845
Hays PLC  60,700  711
ICI (Imperial Chemical Industries) PLC Class L  84,800  1,249
Inchcape PLC Ord.   585,200  2,135
Ladbroke Group PLC Ord.   834,300  3,728
Lloyds TSB Group PLC  1,209,244  15,076
Mercury Asset Management Group PLC  49,000  1,072
National Grid Co. PLC  488,900  2,299
Pearson PLC   171,700  2,241
Perpetual PLC  12,500  473
Rentokil Initial PLC  3,214,400  12,641
Royal & Sun Alliance Insurance Group PLC  282,500  2,702
Rugby Group PLC  500,000  1,079
Securicor Group PLC  700,000  3,139
Shell Transport & Trading Co. PLC (Reg.)  1,337,400  9,462
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
UNITED KINGDOM - CONTINUED
SmithKline Beecham PLC Ord.   1,369,202 $ 12,946
SIG PLC  80,200  374
Somerfield PLC  540,500  1,737
Tarmac  338,700  663
Thames Water PLC Ord.   92,700  1,404
Tomkins PLC Ord.   112,600  577
Unigate PLC  210,900  2,036
Unilever PLC Ord.   682,800  5,073
Vodafone Group PLC  1,220,213  6,648
WPP Group PLC  160,100  729
  187,931
UNITED STATES OF AMERICA - 1.3%
Alumax, Inc. (a)  72,400  2,353
Aluminum Co. of America  72,500  5,293
D.R. Horton, Inc.   115,100  1,727
MCI Communications Corp.   94,700  3,362
Newmont Mining Corp.   29,200  1,022
Pharmacia & Upjohn, Inc.  56,300  1,786
  15,543
TOTAL COMMON STOCKS
(Cost $937,055)   1,080,087
PREFERRED STOCKS - 2.0%
CONVERTIBLE PREFERRED STOCKS - 0.3%
AUSTRALIA - 0.1%
National Australia Bank Ltd.   51,200  1,424
JAPAN - 0.1%
AJL participating trust  45,000  658
UNITED STATES OF AMERICA - 0.1%
WBK STRYPES Trust $3.135  52,900  1,640
TOTAL CONVERTIBLE PREFERRED STOCKS    3,722
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
NONCONVERTIBLE PREFERRED STOCKS - 1.7%
AUSTRALIA - 0.1%
Sydney Harbour Casino Holdings Ltd. (a)  444,600 $ 452
GERMANY - 0.4%
SAP (Systeme Anwendungen Produkte) AG  11,800  3,521
Wella AG  1,800  1,263
  4,784
ITALY - 1.2%
Banco Ambro Veneto  100  -
Telecom Italia:
Mobile Spa de Risp  2,446,100  4,999
 Spa   2,324,225  9,359
  14,358
TOTAL NONCONVERTIBLE PREFERRED STOCKS   19,594
TOTAL PREFERRED STOCKS
(Cost $16,880)   23,316
CLOSED-END INVESTMENT COMPANIES - 0.5%
EMERGING MARKETS - 0.2%
Morgan Stanley Asia-Pacific Fund, Inc.   52,400  422
TCW/DW Emerging Markets Opportunities Trust (SBI)  52,400  652
Templeton Dragon Fund, Inc.   112,700  1,443
  2,517
GERMANY - 0.3%
Emerging Germany Fund, Inc.   44,900  477
New Germany Fund, Inc. (The)  208,100  3,108
  3,585
TOTAL CLOSED-END INVESTMENT COMPANIES
(Cost $6,482)   6,102
GOVERNMENT OBLIGATIONS - 0.0%
   PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S.Treasury Bill, yields at dates of purchase
5.28% to 5.30%, 1/8/98 (d) (Cost $545) $ 550 $ 544
CASH EQUIVALENTS - 6.4%
 SHARES
Taxable Central Cash Fund (b)
(Cost $76,138)  76,137,607  76,138
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,037,100)  $ 1,186,187
FUTURES CONTRACTS
 AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
75 Nikkei 225 Futures Contracts   Dec. 1997 $ 6,154 $ (823)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.5%
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.64%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,600,000 or 0.6% of net assets.
4. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $240,000.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,038,393,000. Net unrealized appreciation aggregated $147,794,000, of which $228,686,000 related to appreciated investment securities and $80,892,000 related to depreciated investment securities.
The fund hereby designates approximately $18,690,000 as a capital gain dividend for the purpose of the dividend paid deduction.
MARKET SECTOR DIVERSIFICATION (UNAUDITED)
As a Percentage of Total Value of Investment in Securities
Aerospace & Defense   0.4%
Basic Industries   10.1
Cash Equivalents   6.4
Construction & Real Estate    3.2
Durables    10.1
Energy    7.7
Finance   16.9
Government Obligations   0.0
Health   10.2
Holding Companies   1.5
Industrial Machinery &
 Equipment    4.9
Media & Leisure   2.7
Nondurables   5.2
Precious Metals   0.5
Retail & Wholesale   3.3
Services    2.2
Technology    6.7
Transportation   0.5
Utilities     7.5
     100.0%
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,037,100) -                  $ 1,186,187
SEE ACCOMPANYING SCHEDULE

CASH                                                                     558

RECEIVABLE FOR INVESTMENTS SOLD                                          25,824

RECEIVABLE FOR FUND SHARES SOLD                                          2,122

DIVIDENDS RECEIVABLE                                                     3,261

INTEREST RECEIVABLE                                                      445

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                      111

 TOTAL ASSETS                                                            1,218,508

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 19,930

PAYABLE FOR FUND SHARES REDEEMED                              2,636

ACCRUED MANAGEMENT FEE                                        944

DISTRIBUTION FEES PAYABLE                                     534

OTHER PAYABLES AND ACCRUED EXPENSES                           439

 TOTAL LIABILITIES                                                       24,483

NET ASSETS                                                              $ 1,194,025

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 952,935

UNDISTRIBUTED NET INVESTMENT INCOME                                      10,180

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    82,611
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                148,299
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                              $ 1,194,025


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                      $16.89
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($5,001 (DIVIDED BY) 296.04 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $16.89)                     $17.92

CLASS T:                                                                   $17.02
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,110,936 (DIVIDED BY) 65,263 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $17.02)                     $17.64

CLASS B:                                                                   $16.69
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($39,841 (DIVIDED BY) 2,387 SHARES)  A

INSTITUTIONAL CLASS:                                                       $16.92
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($38,247 (DIVIDED BY) 2,261 SHARES)



A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                     $ 25,052
DIVIDENDS

INTEREST                                                               6,430

                                                                       31,482

LESS FOREIGN TAXES WITHHELD                                            (2,704)

 TOTAL INCOME                                                          28,778

EXPENSES

MANAGEMENT FEE                                             $ 8,781
BASIC FEE

 PERFORMANCE ADJUSTMENT                                     735

TRANSFER AGENT FEES                                         2,603

DISTRIBUTION FEES                                           5,851

ACCOUNTING FEES AND EXPENSES                                630

NON-INTERESTED TRUSTEES' COMPENSATION                       6

CUSTODIAN FEES AND EXPENSES                                 638

REGISTRATION FEES                                           115

AUDIT                                                       67

LEGAL                                                       31

REPORTS TO SHAREHOLDERS                                     126

MISCELLANEOUS                                               22

 TOTAL EXPENSES BEFORE REDUCTIONS                           19,605

 EXPENSE REDUCTIONS                                         (161)      19,444

NET INVESTMENT INCOME                                                  9,334

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      86,187

 FOREIGN CURRENCY TRANSACTIONS                              (124)

 FUTURES CONTRACTS                                          (1,623)    84,440

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      83,893

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               28

 FUTURES CONTRACTS                                          (667)      83,254

NET GAIN (LOSS)                                                        167,694

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 177,028
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1997          1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 9,334       $ 11,992
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  84,440        48,710

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      83,254        25,789

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           177,028       86,491
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (10,798)      (4,950)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (42,335)      (545)

 TOTAL DISTRIBUTIONS                                       (53,133)      (5,495)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               39,574        203,150

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  163,469       284,146

NET ASSETS

 BEGINNING OF PERIOD                                       1,030,556     746,410

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 1,194,025   $ 1,030,556
INCOME OF $10,180 AND $11,770, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED OCTOBER 31,

      1997                      1996 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.29    $ 14.98

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME E                                             .09        .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.39       .27

 TOTAL FROM INVESTMENT OPERATIONS                                    2.48       .31

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.25)      -

 FROM NET REALIZED GAIN                                              (.63)      -

 TOTAL DISTRIBUTIONS                                                 (.88)      -

NET ASSET VALUE, END OF PERIOD                                      $ 16.89    $ 15.29

TOTAL RETURN B, C                                                    16.95%     2.07%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 5,001    $ 637

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.90% F    1.16% A,
                                                                                F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.89% G    1.16% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .53%       1.74% A

PORTFOLIO TURNOVER                                                   70%        82%

AVERAGE COMMISSION RATE H                                           $ .0111    $ .0133


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T

                                   YEARS ENDED OCTOBER 31,

                                   1997                      1996        1995        1994 E      1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 15.30                   $ 13.92     $ 14.06     $ 12.93     $ 9.07
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME              .13 C                     .19 C,      .07         .01         .03
                                                             D

 NET REALIZED AND UNREALIZED        2.38                      1.29        (.11)       1.14        3.93
 GAIN (LOSS)

 TOTAL FROM INVESTMENT              2.51                      1.48        (.04)       1.15        3.96
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME         (.16)                     (.09)       -           -           (.07)

 FROM NET REALIZED GAIN             (.63)                     (.01)       (.02)       (.02)       (.03) H

 IN EXCESS OF NET REALIZED GAIN     -                         -           (.08)       -           -

 TOTAL DISTRIBUTIONS                (.79)                     (.10)       (.10)       (.02)       (.10)

NET ASSET VALUE, END OF PERIOD     $ 17.02                   $ 15.30     $ 13.92     $ 14.06     $ 12.93

TOTAL RETURN A, B                   17.07%                    10.69%      (.25)%      8.91%       44.13%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 1,110,936               $ 995,004   $ 741,928   $ 653,774   $ 221,370
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        1.66%                     1.61%       1.90%       2.12%       2.38%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE        1.65% F                   1.60% F     1.90%       2.12%       2.38%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME      .80%                      1.30%       1.01%       .05%        (.18)%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                  70%                       82%         47%         34%         42%

AVERAGE COMMISSION RATE G          $ .0111                   $ .0133


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY RELATED TRANSACTIONS TAXABLE AS ORDINARY INCOME.
FINANCIAL HIGHLIGHTS - CLASS B

                                                        YEARS ENDED OCTOBER 31,

                                                        1997                      1996        1995 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 15.06                   $ 13.92     $ 13.89

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .02 D                     .08 D, E    .01

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.36                      1.26        .02

 TOTAL FROM INVESTMENT OPERATIONS                        2.38                      1.34        .03

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.12)                     (.19)       -

 FROM NET REALIZED GAIN                                  (.63)                     (.01)       -

 TOTAL DISTRIBUTIONS                                     (.75)                     (.20)       -

NET ASSET VALUE, END OF PERIOD                          $ 16.69                   $ 15.06     $ 13.92

TOTAL RETURN B, C                                        16.41%                    9.73%       .22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 39,841                  $ 18,668    $ 2,999

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.30%                     2.37%       1.97% A,
                                                                                              G

RATIO  OF EXPENSES TO AVERAGE NET ASSETS AFTER           2.29% H                   2.37%       1.97% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .15%                      .53%        .94% A

PORTFOLIO TURNOVER                                       70%                       82%         47%

AVERAGE COMMISSION RATE I                               $ .0111                   $ .0133


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                        YEARS ENDED OCTOBER 31,

                                                        1997                      1996         1995 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 15.20                   $ 13.97      $ 13.89

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .22 D                     .21  D, E    .05

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.36                      1.24         .03

 TOTAL FROM INVESTMENT OPERATIONS                        2.58                      1.45         .08

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.23)                     (.21)        -

 FROM NET REALIZED GAIN                                  (.63)                     (.01)        -

 TOTAL DISTRIBUTIONS                                     (.86)                     (.22)        -

NET ASSET VALUE, END OF PERIOD                          $ 16.92                   $ 15.20      $ 13.97

TOTAL RETURN B, C                                        17.73%                    10.51%       .58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 38,247                  $ 16,247     $ 1,482

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.17%                     1.44%        .97% A,
                                                                                               G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER            1.16% H                   1.43% H      .97% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     1.31%                     1.46%        1.94% A

PORTFOLIO TURNOVER                                       70%                       82%          47%

AVERAGE COMMISSION RATE I                               $ .0111                   $ .0133


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity
Advisor Series VIII (the trust) (formerly a fund of Fidelity Advisor Series VII) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commenced on November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If events which are expected to materially affect the value of securities occur after the close of a principal market in which those securities are traded, then those securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees ("fair value"). Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Equity securities that have reached the limit for aggregate foreign ownership may trade at a premium to the local share price. If the broker-quoted premium is not readily available as a result of limited share activity, the securities are valued at the last sale price of the local share in the principal market in which such securities are normally traded.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Certain foreign currency gains (losses) are taxable as ordinary income and, therefore, increase (decrease) taxable ordinary income available for distribution.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR ), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $773,542,000 and $734,186,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $46,910,000 and $42,683,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the asset weighted average return of all classes as compared to the appropriate index over a specific period of time.
Prior to October 1, 1997, the performance adjustment was based on the investment performance of the lowest performing class as compared to the appropriate index over a specific period of time. For the period, the management fee was equivalent to an annual rate of .81% of average net assets after the performance adjustment.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Ltd. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 6,000       $ 6,000

CLASS T     5,557,000     5,557,000

CLASS B     288,000       72,000

           $ 5,851,000   $ 5,635,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2,
1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 93,000    $ 68,000

CLASS T     748,000     546,000

CLASS B     86,000      0
                       *

           $ 927,000   $ 614,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC  *   $ 9,000       .34

CLASS T  **             FIIOC  *    2,459,000    .22

CLASS B                 FIIOC  *    86,000       .30

INSTITUTIONAL CLASS     FIIOC  *    49,000       .16

                                   $ 2,603,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
HOWEVER, HAD DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND
SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $204,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR          REIMBURSEMENT
           EXPENSE
           LIMITATION

CLASS A    2.00%        $ 14,000

FMR also agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $3,000.
5. EXPENSE REDUCTIONS - CONTINUED
Effective November 1, 1997, Class A, Class T, Class B, and the Institutional Class' expense limitations were changed from 2.00% to 1.55%, 2.25% to 1.80%, 2.75% to 2.30% and 1.75% to 1.30% of each class' average net assets, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $141,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,000 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


AMOUNTS IN THOUSANDS          YEAR ENDED    YEAR ENDED

                              OCTOBER 31,   OCTOBER 31,

CLASS A                       1997          1996 A

FROM NET INVESTMENT INCOME    $ 15          $ -

FROM NET REALIZED GAIN         38            -

 TOTAL                        $ 53          $ -

CLASS T

FROM NET INVESTMENT INCOME    $ 10,326      $ 4,861

FROM NET REALIZED GAIN         40,659        540

 TOTAL                        $ 50,985      $ 5,401

CLASS B

FROM NET INVESTMENT INCOME    $ 155         $ 55

FROM NET REALIZED GAIN         812           3

 TOTAL                        $ 967         $ 58

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 302         $ 34

FROM NET REALIZED GAIN         826           2

 TOTAL                        $ 1,128       $ 36

                              $ 53,133      $ 5,495

 A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                      DOLLARS

AMOUNTS IN THOUSANDS             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                 OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,

                                 1997          1996 A        1997          1996 A



CLASS A                           333           48           $ 5,654       $ 729
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3             -             52            -

SHARES REDEEMED                   (82)          (6)           (1,418)       (90)

NET INCREASE (DECREASE)           254           42           $ 4,288       $ 639

CLASS T                           29,400        30,743       $ 487,493     $ 457,298
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3,178         351           47,914        4,964

SHARES REDEEMED                   (32,358)      (19,351)      (538,266)     (289,234)

NET INCREASE (DECREASE)           220           11,743       $ (2,859)     $ 173,028

CLASS B                           1,517         1,135        $ 25,441      $ 16,670
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     63            4             931           54

SHARES REDEEMED                   (432)         (115)         (7,271)       (1,701)

NET INCREASE (DECREASE)           1,148         1,024        $ 19,101      $ 15,023

INSTITUTIONAL CLASS               2,508         1,071        $ 41,330      $ 16,083
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     68            2             1,019         32

SHARES REDEEMED                   (1,384)       (110)         (23,305)      (1,655)

NET INCREASE (DECREASE)           1,192         963          $ 19,044      $ 14,460


 A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 26,000

CLASS T                 53,000

CLASS B                 17,000

INSTITUTIONAL CLASS     19,000

                       $ 115,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII (formerly Fidelity Advisor Series VII) and the Shareholders of Fidelity Advisor Overseas
Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Overseas Fund (a fund of Fidelity Advisor Series
VIII)(formerly Fidelity Advisor Series VII) at October 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Overseas Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
/s/PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
December 11, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Overseas voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/8/97 12/5/97 $0.21 $0.96
Class T 12/8/97 12/5/97 $0.16 $0.96
Class B 12/8/97 12/5/97 $0.13 $0.96
Class C 12/8/97 12/5/97 $0.16 $0.96
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows for the dividend paid December 9, 1996:
  INCOME PER SHARE  TAXES PER SHARE
Class A  $.305  $.033
Class T  $.252  $.033
Class B  $.229  $.033
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on September 17, 1997. The results of votes taken among shareholders on proposals are listed below. Formerly Fidelity Advisor Overseas Fund was a fund of Fidelity Advisor Series VII. On October 31, 1997, the fund reorganized into Fidelity Advisor Series VIII.
PROPOSAL 1
To elect as Trustees for Fidelity Advisor Series VII the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
RALPH F. COX
AFFIRMATIVE     57,903,244.044    98.066

WITHHELD        1,141,937.251     1.934

TOTAL           59,045,181.295    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     57,904,814.528    98.069

WITHHELD        1,140,366.767     1.931

TOTAL           59,045,181.295    100.000

ROBERT M. GATES
AFFIRMATIVE     57,879,136.486    98.025

WITHHELD        1,166,044.809     1.975

TOTAL           59,045,181.295    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     57,896,786.565    98.055

WITHHELD        1,148,394.730     1.945

TOTAL           59,045,181.295    100.000

E. BRADLEY JONES
AFFIRMATIVE     57,897,315.886    98.056

WITHHELD        1,147,865.409     1.944

TOTAL           59,045,181.295    100.000

ROBERT C. POZEN
AFFIRMATIVE     57,911,186.572    98.079

WITHHELD        1,133,994.723     1.921

TOTAL           59,045,181.295    100.000

 # OF % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
AFFIRMATIVE     57,909,771.510    98.077

WITHHELD        1,135,409.785     1.923

TOTAL           59,045,181.295    100.000

PETER S. LYNCH
AFFIRMATIVE     57,907,706.022    98.074

WITHHELD        1,137,475.273     1.926

TOTAL           59,045,181.295    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     57,907,818.657    98.074

WITHHELD        1,137,362.638     1.926

TOTAL           59,045,181.295    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     57,902,025.368    98.064

WITHHELD        1,143,155.927     1.936

TOTAL           59,045,181.295    100.000

MARVIN L. MANN
AFFIRMATIVE     57,912,967.933    98.082

WITHHELD        1,132,213.362     1.918

TOTAL           59,045,181.295    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     57,897,766.878    98.057

WITHHELD        1,147,414.417     1.943

TOTAL           59,045,181.295    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. and Price
Waterhouse LLP as independent accountants of Fidelity Advisor Series
VII.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     56,463,250.131    95.627

AGAINST         946,012.589       1.602

ABSTAIN         1,635,918.575     2.771

TOTAL           59,045,181.295    100.000

PROPOSAL 3
To amend the Declaration of Trust for Fidelity Advisor Series VII to provide voting rights based on a shareholder's total dollar investment in a fund, rather than on the number of shares owned.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     43,059,373.430    92.162

AGAINST         1,624,371.900     3.477

ABSTAIN         2,037,576.965     4.361

TOTAL           46,721,322.295    100.000

BROKER          12,323,859.000
 NON-VOTES

PROPOSAL 4
To amend the Declaration of Trust for Fidelity Advisor Series VII to eliminate the requirement that shareholders be notified in the event of an appointment of a trustee within three months of the appointment.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     43,054,638.285    91.646

AGAINST         1,293,400.432     2.754

ABSTAIN         2,631,057.578     5.600

TOTAL           46,979,096.295    100.000

BROKER          12,066,085.000
 NON-VOTES

PROPOSAL 5
To amend the Declaration of Trust for Fidelity Advisor Series VII to clarify that the Trustees may authorize the investment of all of a fund's assets in another open-end investment company.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     40,990,623.684    87.734

AGAINST         2,750,475.964     5.887

ABSTAIN         2,980,221.647     6.379

TOTAL           46,721,321.295    100.000

BROKER          12,323,860.000
 NON-VOTES

PROPOSAL 6
To adopt a new fundamental investment policy for the fund that would permit it to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     33,735,283.332    90.170

AGAINST         1,826,413.196     4.882

ABSTAIN         1,851,288.411     4.948

TOTAL           37,412,984.939    100.000

BROKER          9,724,576.000
 NON-VOTES

PROPOSAL 7
To approve an amended Management Contract for the fund that would reduce the management fee payable to FMR by the fund as FMR's assets under management increase, and to modify the performance adjustment calculation.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     44,200,711.171    94.285

AGAINST         1,065,685.932     2.273

ABSTAIN         1,613,388.836     3.442

TOTAL           46,879,785.939    100.000

BROKER          257,775.000
 NON-VOTES

PROPOSAL 8
To approve a new Sub-Advisory Agreement with Fidelity Investments
Japan Limited to provide investment advice and research services or investment management services.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     44,080,260.488    94.168

AGAINST         1,071,641.039     2.289

ABSTAIN         1,658,410.412     3.543

TOTAL           46,810,311.939    100.000

BROKER          327,249.000
 NON-VOTES

PROPOSAL 9
To approve an amended Distribution and Service Plan for Class T shares of the fund that would remove from the 12b-1 fee calculation the exclusion of shares purchased 144 months prior.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     41,030,650.061    93.308

AGAINST         1,040,621.895     2.367

ABSTAIN         1,901,856.703     4.325

TOTAL           43,973,128.659    100.000

BROKER          233,421.000
 NON-VOTES

PROPOSAL 10
Reorganization - To approve an agreement and plan providing for the reorganization of the fund from a separate series of one Massachusetts business trust to another Massachusetts trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     34,766,599.600    92.927

AGAINST         980,498.087       2.620

ABSTAIN         1,665,887.252     4.453

TOTAL           37,412,984.939    100.000

BROKER          9,724,576.000
 NON-VOTES

PROPOSAL 11
Diversification - To amend the diversification limitation to exclude "securities of other investment companies" from issuer diversification limits.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     33,783,795.653    90.300

AGAINST         1,572,884.337     4.204

ABSTAIN         2,056,304.949     5.496

TOTAL           37,412,984.939    100.000

BROKER          9,724,576.000
 NON-VOTES

PROPOSAL 12
Borrowing - To amend the borrowing limitation to require a reduction in borrowing if borrowings exceed the 33 1/3% limit for any reason rather than solely because of a decline in net assets.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     33,892,307.182    90.590

AGAINST         1,656,350.174     4.427

ABSTAIN         1,864,327.583     4.983

TOTAL           37,412,984.939    100.000

BROKER          9,724,576.000
 NON-VOTES

PROPOSAL 13
Underwriting - To amend the fund's fundamental investment limitation concerning underwriting.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     32,768,744.432    87.587

AGAINST         1,248,219.734     3.336

ABSTAIN         3,396,020.773     9.077

TOTAL           37,412,984.939    100.000

BROKER          9,724,576.000
 NON-VOTES

PROPOSAL 14
Concentration - To standardize the language of the limitation on industry concentration and modify it to refer to "companies with principal business activities in the same industry" rather than
"issuers in the same industry."
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     32,606,691.561    87.153

AGAINST         1,578,603.724     4.220

ABSTAIN         3,227,689.654     8.627

TOTAL           37,412,984.939    100.000

BROKER          9,724,576.000
 NON-VOTES






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Richard A. Spillane, Jr., Vice President
Richard Mace, Jr., Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
OVERSEAS
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     24   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    32   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    41   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            42

PROXY VOTING RESULTS     43


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR OVERSEAS FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                 PAST 1   PAST 5    LIFE OF
                                               YEAR     YEARS     FUND

ADVISOR OVERSEAS - INSTITUTIONAL CLASS         17.73%   104.44%   89.73%

MSCI EAFE INDEX                                4.82%    74.59%    60.87%

INTERNATIONAL FUNDS AVERAGE                    10.39%   82.99%    N/A

CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 406 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

ADVISOR OVERSEAS - INSTITUTIONAL CLASS   17.73%   15.38%   8.88%

MSCI EAFE INDEX                          4.82%    11.79%   6.52%

INTERNATIONAL FUNDS AVERAGE              10.39%   12.67%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971112 105132 S00000000000001
             FA Overseas -CL I           MS EAFE Index (Net)
             00655                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.00                     9758.32
  1990/05/31      10320.00                    10871.75
  1990/06/30      10840.00                    10776.00
  1990/07/31      11480.00                    10927.78
  1990/08/31      10110.00                     9866.60
  1990/09/30       9250.00                     8491.55
  1990/10/31       9550.00                     9814.69
  1990/11/30       9560.00                     9235.74
  1990/12/31       9467.28                     9385.36
  1991/01/31       9699.18                     9688.93
  1991/02/28      10132.72                    10727.57
  1991/03/31       9568.11                    10083.57
  1991/04/30       9558.02                    10182.59
  1991/05/31       9568.11                    10288.84
  1991/06/30       8852.26                     9532.81
  1991/07/31       9356.38                    10001.17
  1991/08/31       9497.53                     9798.07
  1991/09/30       9991.56                    10350.28
  1991/10/31       9860.49                    10497.00
  1991/11/30       9608.44                    10006.96
  1991/12/31      10109.05                    10523.75
  1992/01/31      10139.74                    10298.96
  1992/02/29      10375.08                     9930.34
  1992/03/31      10057.89                     9274.77
  1992/04/30      10579.71                     9318.86
  1992/05/31      11009.45                     9942.63
  1992/06/30      10835.51                     9471.02
  1992/07/31      10416.00                     9228.63
  1992/08/31      10129.51                     9807.46
  1992/09/30       9976.03                     9613.79
  1992/10/31       9280.27                     9109.50
  1992/11/30       9157.49                     9195.22
  1992/12/31       9620.40                     9242.78
  1993/01/31      10106.59                     9241.65
  1993/02/28      10323.83                     9520.81
  1993/03/31      10954.84                    10350.70
  1993/04/30      11803.09                    11333.00
  1993/05/31      12113.43                    11572.36
  1993/06/30      11782.40                    11391.80
  1993/07/31      12361.70                    11790.57
  1993/08/31      13178.91                    12427.06
  1993/09/30      13044.43                    12147.34
  1993/10/31      13375.46                    12521.69
  1993/11/30      12858.23                    11427.16
  1993/12/31      13645.20                    12252.29
  1994/01/31      14546.59                    13288.16
  1994/02/28      14349.73                    13251.36
  1994/03/31      13987.11                    12680.60
  1994/04/30      14588.03                    13218.63
  1994/05/31      14318.65                    13142.74
  1994/06/30      14204.68                    13328.47
  1994/07/31      14567.31                    13456.65
  1994/08/31      14702.00                    13775.24
  1994/09/30      14246.13                    13341.38
  1994/10/31      14567.31                    13785.64
  1994/11/30      13997.47                    13123.10
  1994/12/31      13915.13                    13205.28
  1995/01/31      13340.98                    12697.99
  1995/02/28      13372.30                    12661.55
  1995/03/31      13789.86                    13451.26
  1995/04/30      14196.98                    13957.15
  1995/05/31      14353.56                    13790.77
  1995/06/30      14457.95                    13548.93
  1995/07/31      15094.73                    14392.43
  1995/08/31      14677.17                    13843.41
  1995/09/30      14865.07                    14113.77
  1995/10/31      14583.22                    13734.39
  1995/11/30      14729.37                    14116.54
  1995/12/31      15182.32                    14685.30
  1996/01/31      15447.38                    14745.58
  1996/02/29      15479.18                    14795.43
  1996/03/31      15691.23                    15109.63
  1996/04/30      16115.31                    15548.91
  1996/05/31      16094.11                    15262.79
  1996/06/30      16200.13                    15348.69
  1996/07/31      15723.03                    14900.09
  1996/08/31      15829.05                    14932.73
  1996/09/30      16284.95                    15329.43
  1996/10/31      16115.31                    15172.57
  1996/11/30      16963.49                    15776.26
  1996/12/31      17055.42                    15573.32
  1997/01/31      17066.64                    15031.36
  1997/02/28      17447.89                    15280.88
  1997/03/31      17604.88                    15338.95
  1997/04/30      17750.65                    15423.32
  1997/05/31      18860.77                    16430.00
  1997/06/30      19858.75                    17338.57
  1997/07/31      20553.97                    17621.54
  1997/08/31      19006.54                    16307.86
  1997/09/30      20408.20                    17223.87
  1997/10/31      18972.90                    15904.35
IMATRL PRASUN   SHR__CHT 19971031 19971112 105134 R00000000000094
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Institutional Class on April 23, 1990, when the fund started. As the chart shows, by October 31, 1997, the value of the investment would have grown to $18,973 - a 89.73% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $16,087 - a 60.87% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating
value of its currency create these
risks. For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell your
shares.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12-month period that ended
October 31, 1997, displayed the
marked diversity of the world's
various financial markets. A
beneficial economic environment
of low interest rates, low bond
yields and scant inflation led to
strong returns for most European
countries. Corporate restructurings
also played a key role, as
companies continued to implement
internal programs designed mainly
to cut costs and improve share
prices. Good European performers
included Finland, Spain, Italy and
Ireland. In contrast, Japan's
economy continued to struggle, as
corporate bankruptcies and
deregulation in key industries
halted forward momentum. For the
period, the Morgan Stanley Capital
International EAFE Index - which
measures stock performance in
Europe, Australasia and the Far
East - returned 4.82%. The
performance of emerging-market
countries was mixed. In Latin
America, for instance, revitalized
economies, favorable interest rates
and a relatively stable political
climate translated into positive
returns. Among the countries
leading the charge were Mexico
and Argentina, as well as Brazil -
which performed well through
most of the period but declined on
currency speculation in the
summer. For sheer drama,
however, no region could match
the crisis that enveloped Southeast
Asia toward the end of the period.
Real estate overbuilding and
currency problems plagued many
Southeast Asian countries, namely
Thailand, Malaysia and the
Philippines, and currency
devaluations became
commonplace. The tremors from
Southeast Asia's problems were felt
in markets from Hong Kong to New
York.
An interview with Richard Mace, Portfolio Manager of Fidelity Advisor Overseas Fund
Q. HOW DID THE FUND PERFORM, RICK?
A. Quite well. For the 12 months that ended October 31, 1997, the fund's Institutional Class shares returned 17.73%. For the same period, the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index returned 4.82%. The international funds average, as tracked by Lipper Analytical Services, returned 10.39% over the same time period.
Q. WHAT FACTORS CONTRIBUTED MOST TO THE FUND'S PERFORMANCE?
A. The fund's European finance-related stocks provided the most significant contribution to performance over the past 12 months. Additionally, substantial exposure to the technology and health care sectors helped, as these groups registered strong performances. Another plus was the fund's limited exposure - relative to the EAFE index - in the poorly performing Japanese market. All that being said, individual stock picking continued to have the most influence on performance. In general, the fund's 20 largest positions performed well.
Q. YOU MENTIONED EUROPEAN FINANCE-RELATED STOCKS AS BEING POSITIVE CONTRIBUTORS TO PERFORMANCE. WHAT DROVE THIS GROUP?
A. My attraction to these stocks revolved primarily around their individual business profiles. While I don't spend a lot of time analyzing interest rates, inflation levels or economic conditions, low interest rates throughout Europe were beneficial to many of the fund's top finance stocks. More importantly, though, many of these companies fit the profile I was looking for - management was focused on delivering results to shareholders, the company was generating strong earnings growth and each had a healthy balance sheet. Examples included Spanish bank Banco Bilbao Vizcaya, Switzerland's Credit Suisse and Lloyds TSB Group in the United Kingdom. Each of these positions performed quite well.
Q. YOU MENTIONED HEALTH CARE AND TECHNOLOGY STOCKS AS WELL . . .
A. In the health care group, the fund's pharmaceutical-related stocks were strong performers. Because of new product introduction, many drug companies generated good cash flows, which may be used to buy back stock or pay down debt. Two of the fund's top five positions at the end of the period - Novartis and Rhone Poulenc - were examples. Novartis, a company that was created by the merger of two substantial Swiss drug firms, implemented favorable cost-cutting measures during the period, while French-based Rhone Poulenc engaged in a major restructuring effort designed to focus on aspects of its business with the most growth potential. For the most part, the fund's technology exposure also helped performance. Top positions such as Philips Electronics, Nokia and Alcatel all enjoyed superior sales and earnings growth. Some of the fund's Japanese tech stocks - such as Sony Corp. and Matsushita Communication Industrial - also performed well, as each benefited from strong consumer product development in the areas of camcorders, cameras, TVs and VCRs.
Q. DESPITE JAPAN'S WELL-DOCUMENTED ECONOMIC WOES, MANY OF THE FUND'S JAPANESE POSITIONS PERFORMED WELL. WHY?
A. I'd have to tip my cap to our entire research team in Japan. As our analysts visited Japanese companies, one thing became clear: In spite of the country's sluggish economic recovery and the poor performance of its local markets, strong research uncovered some companies that were prospering. Many companies we found were large exporters such as those in the auto and technology areas. These companies benefited from a weak yen, which helped them become very competitive in world markets. Many firms - such as Fuji Photo Film - had favorable balance sheets while companies such as Toyota were able to produce strong cash flows and buy back stock. Sales growth was also a factor, as we found many companies that exhibited growth both internationally and domestically.
Q. ASIDE FROM SOME OF THE POSITIONS YOU'VE MENTIONED, WHICH ONES PERFORMED WELL? WHICH WERE DISAPPOINTMENTS?
A. Some of the fund's oil-related positions performed well, notably Total, British Petroleum and Nationale Elf Aquitaine. Each company thrived due to shareholder-friendly management, healthy cash flows and reduced costs. In terms of disappointments, I'd have to single out Volkswagen, which announced a significant capital-raising exercise. The German automaker had been generating good business growth. Why they announced one of the largest stock issues in German corporate history was a mystery to me. Another area of discomfort was the Japanese finance sector. Many Japanese brokerage firms performed poorly, mostly due to the weak local market and low trading volumes. Japanese banks also detracted from performance, as did many of the fund's metals-related stocks. This group suffered from negative supply/demand conditions, but I'm optimistic about its future.
Q. WHAT'S YOUR OUTLOOK?
A. I expect European economies to continue to improve and am also optimistic that Japan's economy can turn the corner. Southeast Asia, on the other hand, appears to be slowing down. I'll continue to focus on finding relatively cheap stocks that have growth or recovery potential.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

RICK MACE ON INVESTING IN THE
EMERGING MARKETS
"Relative to its benchmark index and
many of its peers, Advisor Overseas
has maintained a relatively low
level of exposure to the world's
emerging markets in the past year.
This is due mainly to my investment
discipline. I want to see a good
risk/reward balance before I place
conviction in an emerging-market
opportunity. When I looked at
Southeast Asia and Latin America
six to nine months ago, the
risk/reward profile didn't seem too
enticing. Now, since these markets
have experienced economic turmoil
in recent months, it may be a good
time to revisit these regions and pore
over potentially cheap buys.
"Strange as it may sound, I actually
enjoy volatility. Market fluctuations
can be a bit frustrating on a
day-to-day basis, but volatility can
present great buying opportunities
for the fund because I follow a
value-oriented discipline. On the
other hand, when stocks are up
significantly, it creates an
opportunity to sell some of the fund's
more expensive holdings and to buy
stocks that may be less in favor but
may offer better value. So, while the
fund's share-price fluctuation may
be frustrating for shareholders to
watch, I think volatility creates
outstanding investment
opportunities."
FUND FACTS
GOAL: seeks growth of capital
primarily through investments
in foreign securities
START DATE: April 23, 1990
SIZE: as of October 31,
1997, more than $1.1 billion
MANAGER: Richard Mace, since
1996; joined Fidelity in 1987
(checkmark)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF OCTOBER 31, 1997

                                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                                   INVESTMENTS    IN THESE STOCKS
                                                                  6 MONTHS AGO

TOTAL SA CLASS B (FRANCE, OIL & GAS)               2.3            1.9

ALCATEL ALSTHOM COMPAGNIE GENERALE                 2.1            2.2
 D'ELECTRICITE SA (FRANCE, ELECTRICAL EQUIPMENT)

NOVARTIS AG (REG.) (SWITZERLAND,                   2.1            1.7
 DRUGS & PHARMACEUTICALS)

RHONE POULENC SA CLASS A (FRANCE,                  2.0            0.6
 DRUGS & PHARMACEUTICALS)

PHILIPS ELECTRONICS NV (BEARER) (NETHERLANDS,      1.9            1.5
 CONSUMER ELECTRONICS)


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1997
                   % OF FUND'S    % OF FUND'S INVESTMENTS
                   INVESTMENTS    IN THESE MARKET SECTORS
                                  6 MONTHS AGO

FINANCE            16.9           13.9

HEALTH             10.2           7.8

DURABLES           10.1           10.5

BASIC INDUSTRIES   10.1           10.4

ENERGY             7.7            6.7

TOP FIVE COUNTRIES AS OF OCTOBER 31, 1997
(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                               INVESTMENTS    IN THESE COUNTRIES
                                              6 MONTHS AGO

JAPAN                          21.0           24.2

UNITED KINGDOM                 15.8           13.9

FRANCE                         12.3           10.1

NETHERLANDS                    8.6            7.7

SWEDEN                         6.3            5.3

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 AS OF APRIL 30, 1997
ROW: 1, COL: 1, VALUE: 5.9
ROW: 1, COL: 2, VALUE: 44.1
ROW: 1, COL: 3, VALUE: 50.0
ROW: 1, COL: 1, VALUE: 9.9
ROW: 1, COL: 2, VALUE: 2.0
ROW: 1, COL: 3, VALUE: 49.9
ROW: 1, COL: 4, VALUE: 40.0
STOCKS, CLOSED-END
INVESTMENT COMPANIES
AND EQUITY FUTURES 94.1%
BONDS 0.0%
SHORT-TERM
INVESTMENTS 5.9%
STOCKS, CLOSED-END
INVESTMENT COMPANIES
AND EQUITY FUTURES 89.9%
BONDS 0.2%
SHORT-TERM
INVESTMENTS 9.9%
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 91.1%
 SHARES VALUE (NOTE 1)    (000S)
ARGENTINA - 0.2%
Telecom Argentina Class B sponsored ADR  20,100 $ 509
YPF Sociedad Anonima sponsored ADR
representing Class D shares  58,600  1,875
  2,384
AUSTRALIA - 1.9%
Australia & New Zealand Banking Group Ltd.   400,200  2,783
Brambles Industries Ltd.   126,150  2,418
Broken Hill Proprietary Co. Ltd. (The)  196,000  1,937
CSR Ltd.   308,900  1,070
Coles Myer Ltd.   428,900  2,057
Colonial Ltd. (a)   428,300  1,189
Leighton Holdings Ltd.   111,100  409
National Australia Bank Ltd.   158,900  2,167
QNI Ltd.   649,853  569
Tabcorp Holdings Ltd.   103,100  471
Western Mining Holdings Ltd.   949,789  3,363
Westpac Banking Corp.   92,900  539
Woodside Petroleum Ltd.   86,800  731
Woolworths Ltd.   768,400  2,473
  22,176
AUSTRIA - 0.1%
Voest-Alpine Stahl AG  24,000  1,039
BELGIUM - 0.2%
BBL (Banque Bruxelles Lambert)  7,100  1,802
BRAZIL - 1.1%
Centrais Electricas Brasileiras SA  3,294,000  1,425
Compania Energertica Minas Gerais  92,439,000  3,689
Petrobras PN (Pfd. Reg.)  16,315,000  3,033
Telebras sponsored ADR  43,900  4,456
  12,603
CANADA - 3.8%
Abitibi-Consolidated, Inc.   52,900  751
Alcan Aluminium Ltd.   171,800  4,879
Alliance Forest Products, Inc. (a)  48,300  1,003
Alliance Forest Products, Inc. (a)(c)  54,300  1,128
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
CANADA - CONTINUED
BCE, Inc.   157,400 $ 4,386
Bank of Nova Scotia (Halifax)  21,300  940
Bell Canada International, Inc.   25,100  426
Bro-X Minerals Ltd.   27,050  -
Canadian Imperial Bank of Commerce  21,500  629
Canadian Natural Resources Ltd. (a)   111,600  3,249
Cinar Films, Inc. Class B (sub-vtg.) (a)  14,400  554
Cominco Ltd.   187,200  3,642
Dofasco, Inc.   23,100  417
Domtar, Inc.   313,100  2,434
Greenstone Resources Ltd. (a)   89,500  731
Hudson's Bay Co. Ord.   45,500  1,042
Inco Ltd.   197,500  4,053
Leitch Technology Corp. (a)  42,300  1,294
National Bank of Canada  232,100  3,304
Noranda, Inc.   321,300  5,657
Renaissance Energy Ltd. (a)  94,000  2,182
Rio Alto Exploration Ltd. (a)  46,500  437
St Laurent Paperboard, Inc. (a)(c)  98,000  1,583
  44,721
DENMARK - 0.9%
Den Danske Bank Group AS  35,000  3,945
International Service Systems AS, Series B (a) 71,500 2,167 Novo-Nordisk AS Class B 19,000 2,055
Sophus Berendsen AS, Series B  7,000  1,056
Unidanmark AS Class A  13,100  884
  10,107
FINLAND - 2.3%
Cultor OY, Series 1  36,400  1,863
Enso OY Class R  272,400  2,577
Huhtamaki Ord.   89,400  3,677
Metsa-Serla Ltd. Class B  390,800  3,471
Nokia Corp. AB, Series A  20,600  1,798
Outokumpu OY Class A  192,600  2,882
Pohjola Class B  77,830  3,006
Rauma OY  16,865  318
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
FINLAND - CONTINUED
UPM-Kymmene Corp.   177,200 $ 3,986
Valmet OY  255,840  4,000
  27,578
FRANCE - 12.3%
Alcatel Alsthom Compagnie Generale d'Electricite SA 210,300 25,337 Axa SA 71,490 4,888
Axime SA Ex Segin (a)  19,700  2,193
Cap Gemini Sogeti SA  60,000  4,757
Carrefour Supermarche SA  5,700  2,970
Compagnie de Saint Gobain  9,900  1,419
Credit Commercial de France Ord.   53,600  3,032
Eramet SA  62,575  2,491
Elf Sanofi SA  22,500  2,134
Groupe Danone  3,100  473
Generale des Eaux, Cie  12,000  1,394
Lafarge SA  24,550  1,532
Lagardere S.C.A. (Reg.)  63,100  1,812
Michelin SA (Compagnie Generale des Etablissements)
Class B  68,851  3,527
Nationale Elf Aquitaine  82,400  10,184
Pechiney SA Class A  186,743  7,668
Rhone Poulenc SA Class A  558,305  24,306
Societe Generale Class A  65,100  8,902
Total SA Class B  245,890  27,241
Usinor Sacilor  313,800  5,187
Union Assurancesfederale SA  15,400  1,719
Valeo SA  35,700  2,378
  145,544
GERMANY - 3.4%
Allianz AS Holdings (Reg.)  16,500  3,716
BASF AG  94,400  3,223
Bayer AG  104,800  3,694
(BMW) Muenchen Bayerische Motorenwerke AG  1,369  1,006
BHF Bank (Bank Berlin Hand)  64,900  1,956
Buderus AG  1,300  630
Continental Gummi-Werke AG  84,300  2,026
Daimler-Benz AG Ord.   92,700  6,223
Deutsche Bank AG  14,500  953
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
GERMANY - CONTINUED
Dresdner Bank AG Ord.   19,000 $ 780
Hoechst AG Ord.   150,000  5,730
Lufthansa Deutsche AG (Reg.)  96,800  1,731
Mannesmann AG Ord.   8,900  3,766
Philipp Holzmann AG (a)  1,900  540
Siemens AG  22,900  1,403
Veba AG Ord.   60,000  3,348
  40,725
HONG KONG - 0.5%
China Light & Power Co. Ltd.  230,000  1,211
China Telecom Ltd. (a)  1,026,000  1,639
Great Eagle Holdings Ltd.  334,000  510
Hutchison Whampoa Ltd. Ord.  152,000  1,052
National Mutual Asia Ltd.  642,000  581
Peregrine Investments Holdings Ltd.  725,000  713
Vtech Holdings Ltd.  160,000  313
  6,019
INDIA - 0.1%
Mahindra & Mahindra Ltd. GDR  40,500  405
State Bank of India GDR (Reg.)  23,000  403
  808
INDONESIA - 0.2%
PT Matahari Putra Prima   2,362,000  459
PT Matahari Putra Prima rights 12/31/97 (a)  4,724,000  262
PT Multipolar   8,761,430  791
PT Putra Surya Multidana (a)  1,093,500  380
  1,892
IRELAND - 1.1%
Bank of Ireland, Inc.   495,800  6,221
CRH PLC  94,000  1,121
Independent Newspapers PLC  560,666  3,049
Smurfit (Jefferson) Group PLC  1,067,900  3,110
  13,501
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
ITALY - 1.4%
Credito Italiano Ord.   1,630,900 $ 4,365
Eni Spa  1,215,000  6,867
Telecom Italia:
Mobile Spa  1,228,100  4,533
 Spa   133,330  834
  16,599
JAPAN - 20.4%
Acom Co. Ltd.   66,500  3,645
Amway Japan Ltd.   107,600  2,824
Asahi Breweries Ltd.   30,000  444
Bank of Tokyo-Mitsubishi Ltd.   207,000  2,699
Canon, Inc.   202,000  4,899
Circle K Japan Co. Ltd.   8,000  411
Citizen Watch Co. Ltd. Ord.   299,000  1,907
Dai-Ichi Kangyo Bank  77,000  652
Daiichi Pharmaceutical Co. Ltd.   62,000  881
Daiwa House Industry Co. Ltd.   140,000  1,349
Daiwa Securities Co. Ltd.   486,000  2,939
Denso Corp.   67,000  1,447
Denny's Japan Co. Ltd.   50,000  1,300
Daito Trust Construction Co.   213,100  1,894
Fuji Bank Ltd.   315,000  2,721
Fuji Heavy Industries Ltd.   215,000  855
Fuji Photo Film Co. Ltd.   327,000  11,842
Fujitsu Ltd.   417,000  4,572
Hitachi Ltd.   380,000  2,919
Hitachi Maxell Ltd.   191,000  4,251
Honda Motor Co. Ltd.   261,000  8,779
Ibiden Co. Ltd.   96,000  1,595
Ito-Yokado Co. Ltd.   66,000  3,278
Jafco Co. Ltd.   28,000  1,326
Jusco Co. Ltd.   72,000  1,609
Kao Corp.   186,000  2,595
Kobe Steel Ltd. Ord. (a)  537,000  647
Komatsu Ltd. Ord.   801,000  4,278
Kyocera Corp.   36,000  2,060
Long Term Credit Bank of Japan Ltd. (The)  1,015,000  3,431
Matsushita Electric Industrial Co. Ltd. (a)   893,000  14,982
Matsushita Communication Industrial Co. Ltd.   57,000  2,012
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
JAPAN - CONTINUED
Matsushita Electric Works Co. Ltd.   199,000 $ 1,802
Minebea Co. Ltd.   508,000  5,063
Minolta Camera Co. Ltd.   450,000  2,336
Mitsubishi Estate Co. Ltd.   250,000  3,156
Mitsubishi Heavy Industries Ltd.   234,000  1,149
Mitsubishi Trust & Banking Corp.   62,000  762
Mitsui Fudosan Co. Ltd.  168,000  1,898
Murata Manufacturing Co. Ltd.   19,000  770
Nichiei Co. Ltd.   19,300  2,116
Nikko Securities Co. Ltd.   359,000  1,297
Nintendo Co. Ltd. Ord.   106,300  9,182
Nippon Telegraph & Telephone Corp. Ord.   1,222  10,352
Nitto Denko Corp.   16,000  288
Nomura Securities Co. Ltd.   507,000  5,895
Omron Corp.   242,000  4,100
Orix Corp.   96,600  6,595
Onward Kashiyama & Co. Ltd.   144,000  2,225
Ricoh Co. Ltd. Ord.   272,000  3,502
Rohm Co. Ltd.   61,000  6,029
Sakura Bank Ltd.   1,416,000  5,775
Sankyo Co. Ltd.   212,000  6,990
Shinko Electric Industries Co. Ltd.   27,500  1,165
Shin-Etsu Chemical Co. Ltd.   69,000  1,685
Sony Corp.   112,400  9,326
Shohkoh Fund & Co. Ltd.   2,200  640
Sony Music Entertainment Japan, Inc.   44,600  1,567
Sumitomo Realty & Development Co. Ltd.   327,000  2,387
Sumitomo Sitix Corp.   25,000  440
TDK Corp.   63,000  5,222
Takeda Chemical Industries Ltd.   598,000  16,291
Takefuji Corp.   10,000  444
Terumo Corp.   78,000  1,283
THK Co. Ltd.   194,200  2,597
Toyota Motor Corp.   205,000  5,704
Toyo Trust & Banking Co. Ltd.   20,000  149
Tokyo Electron Ltd.   67,000  3,339
Uni Charm Corp. Ord.   51,000  1,716
Uny Co. Ltd.   65,000  1,053
World Co. Ltd.   21,800  806
Xebio Co. Ltd.   23,600  380
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
JAPAN - CONTINUED
Yamanouchi Pharmaceutical Co. Ltd.   51,000 $ 1,254
Yamaha Motor Co. Ltd.   184,000  1,481
Yasuda Trust & Banking  405,000  1,080
  242,334
KOREA (SOUTH) - 0.2%
Korea Electric Power Corp.   123,550  1,754
MALAYSIA - 0.1%
Magnum Corp. BHD  247,000  192
Malayan Banking BHD  17,000  65
Oriental Holdings BHD  476,000  966
Oriental Holdings BHD (New)  148,800  299
  1,522
MEXICO - 0.9%
DESC (Sociedad de Fomento Industrial SA) Class B  116,000  997
Grupo Carso SA de CV Class A-1  94,000  596
Grupo Financiero Bancomer Class B  8,060,000  3,799
Grupo Financiero Inbursa SA Class B (a)  149,000  525
Grupo Mexico SA Class L  49,000  145
Industrias Penoles SA  33,000  131
Telefonos de Mexico SA sponsored ADR representing Ord.
Class L shares  78,900  3,412
Tubos De Acero De Mexico ADR (a)  55,900  1,128
  10,733
NETHERLANDS - 8.6%
AKZO Nobel NV  92,300  16,234
Ahold NV  217,644  5,561
Beter Bed Holding NV  24,000  522
ING Groep NV  223,903  9,382
KBB NV Ord.   11,500  724
KLM Royal Dutch Air Lines NV  41,400  1,401
Koninklijke Hoogovens NV  87,700  4,013
Koninklijke KNP BT NV  132,500  3,011
Koninklijke Pakhoed NV  15,500  507
New Holland NV  78,000  2,218
Nutreco Holding NV (a)  61,200  1,372
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
NETHERLANDS - CONTINUED
Philips Electronics NV (Bearer)  283,400 $ 22,147
Royal Dutch Petroleum Co. Ord.   288,800  15,249
Unilever NV Ord.   226,000  11,991
VNU Ord.   154,700  3,659
Vendex International NV (c)  75,500  4,116
  102,107
NETHERLANDS ANTILLES - 0.2%
Schlumberger Ltd.   20,800  1,820
NEW ZEALAND - 0.1%
Air New Zealand Ltd. Class B  346,000  732
Lion Nathan Ltd.   358,600  866
Lion Nathan Ltd. (Astl)  36,900  89
  1,687
NORWAY - 0.5%
Den Norske Bank AS Class A Free shares  545,000  2,454
Elkem ASA  75,300  1,143
NCL Holdings AS (a)  744,600  2,843
  6,440
PERU - 0.1%
Compania de Minas Buenaventura SA Class B
sponsored ADR  49,400  886
PORTUGAL - 0.2%
Electricidade de Portugal SA  144,500  2,534
RUSSIA - 0.0%
Vimpel Communications sponsored ADR  14,200  465
SINGAPORE - 0.1%
Kim Engineering Holdings Ltd.   1,700,000  778
SOUTH AFRICA - 0.4%
Dimension Data Holdings Ltd. (a)   118,800  493
Gencor Ltd. (Reg.)  102,420  230
JCI Ltd.   117,000  498
Sasol Ltd.   336,700  4,056
  5,277
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
SPAIN - 1.3%
Acerinox SA (Reg.)  9,200 $ 1,371
Banco Bilbao Vizcaya SA Ord. (Reg.)  211,500  5,643
Telefonica de Espana SA Ord.   318,800  8,680
  15,694
SWEDEN - 6.3%
ABB AB:
Series A  184,000  2,142
 Series B  94,000  1,082
Astra AB Class A Free shares  716,500  11,533
Assi Doman AB Free shares  40,200  1,123
Electrolux AB  54,500  4,495
Ericsson (L.M.) Telephone Co. Class B  50,000  2,195
Esselte AB Class B Free shares  57,700  1,251
Granges AB (Reg.) (a)  30,250  493
Investor AB Class B Free shares  50,000  2,321
Munters AB (a)(c)  76,500  773
Nordbanken AB  98,600  3,082
SKF AB Ord.   72,000  1,667
Skandia Foersaekrings AB  157,400  7,328
Svenska Cellulosa AB (SCA) Class B Ord.   64,500  1,441
Svenska Handelsbanken  100,100  3,155
Swedish Match Co.   3,571,800  10,928
Volvo AB Class B  750,200  19,560
  74,569
SWITZERLAND - 5.0%
Credit Suisse Group (Reg.)  109,200  15,402
Julius Baer Holding AG  3,629  5,423
Nestle SA (Reg.)  5,693  8,032
Novartis AG (Reg.)  15,600  24,462
Roche Holding AG participation certificates  462  4,065
Sulzer AG (Reg.)  2,100  1,538
SGS Societe Generale de Surveillance Holding SA (Bearer)  475  917
  59,839
TURKEY - 0.1%
Tupras-Turkiye Petrol Rafinerileri AS (a)  7,545,200  676
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
UNITED KINGDOM - 15.8%
Asda Group PLC  415,900 $ 1,079
BAT Industries PLC Ord.   747,400  6,505
BOC Group PLC  31,500  529
BBA Group PLC  168,800  1,138
Barclays PLC Ord.   336,000  8,395
Barratt Developments PLC  529,800  2,243
Bass PLC Ord.   153,000  2,120
Billiton PLC  512,100  1,480
Blue Circle Industries PLC  136,500  800
Boots Co. PLC Class L (The)  204,100  2,937
British Aerospace PLC  194,400  5,147
British Petroleum PLC Ord.   542,149  7,948
British Land Co. PLC (The) Ord.   111,600  1,298
British Telecommunications PLC Ord.   545,000  4,132
Cable & Wireless PLC Ord.   218,500  1,741
Caradon PLC  1,922,960  6,114
Cookson Group PLC  2,742,400  10,969
Dorling Kindersley Holdings PLC Class L  106,700  509
DR Solomons Group PLC sponsored ADR  93,800  2,873
English China Clay PLC  240,900  1,048
Gallaher Group PLC  552,300  2,634
Glaxo Wellcome PLC  484,600  10,364
Granada Group PLC  172,700  2,376
Grand Metropolitan PLC  808,958  7,283
Guinness PLC Ord.   137,900  1,230
HSBC Holdings PLC  206,800  4,845
Hays PLC  60,700  711
ICI (Imperial Chemical Industries) PLC Class L  84,800  1,249
Inchcape PLC Ord.   585,200  2,135
Ladbroke Group PLC Ord.   834,300  3,728
Lloyds TSB Group PLC  1,209,244  15,076
Mercury Asset Management Group PLC  49,000  1,072
National Grid Co. PLC  488,900  2,299
Pearson PLC   171,700  2,241
Perpetual PLC  12,500  473
Rentokil Initial PLC  3,214,400  12,641
Royal & Sun Alliance Insurance Group PLC  282,500  2,702
Rugby Group PLC  500,000  1,079
Securicor Group PLC  700,000  3,139
Shell Transport & Trading Co. PLC (Reg.)  1,337,400  9,462
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
UNITED KINGDOM - CONTINUED
SmithKline Beecham PLC Ord.   1,369,202 $ 12,946
SIG PLC  80,200  374
Somerfield PLC  540,500  1,737
Tarmac  338,700  663
Thames Water PLC Ord.   92,700  1,404
Tomkins PLC Ord.   112,600  577
Unigate PLC  210,900  2,036
Unilever PLC Ord.   682,800  5,073
Vodafone Group PLC  1,220,213  6,648
WPP Group PLC  160,100  729
  187,931
UNITED STATES OF AMERICA - 1.3%
Alumax, Inc. (a)  72,400  2,353
Aluminum Co. of America  72,500  5,293
D.R. Horton, Inc.   115,100  1,727
MCI Communications Corp.   94,700  3,362
Newmont Mining Corp.   29,200  1,022
Pharmacia & Upjohn, Inc.  56,300  1,786
  15,543
TOTAL COMMON STOCKS
(Cost $937,055)   1,080,087
PREFERRED STOCKS - 2.0%
CONVERTIBLE PREFERRED STOCKS - 0.3%
AUSTRALIA - 0.1%
National Australia Bank Ltd.   51,200  1,424
JAPAN - 0.1%
AJL participating trust  45,000  658
UNITED STATES OF AMERICA - 0.1%
WBK STRYPES Trust $3.135  52,900  1,640
TOTAL CONVERTIBLE PREFERRED STOCKS    3,722
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)    (000S)
NONCONVERTIBLE PREFERRED STOCKS - 1.7%
AUSTRALIA - 0.1%
Sydney Harbour Casino Holdings Ltd. (a)  444,600 $ 452
GERMANY - 0.4%
SAP (Systeme Anwendungen Produkte) AG  11,800  3,521
Wella AG  1,800  1,263
  4,784
ITALY - 1.2%
Banco Ambro Veneto  100  -
Telecom Italia:
Mobile Spa de Risp  2,446,100  4,999
 Spa   2,324,225  9,359
  14,358
TOTAL NONCONVERTIBLE PREFERRED STOCKS   19,594
TOTAL PREFERRED STOCKS
(Cost $16,880)   23,316
CLOSED-END INVESTMENT COMPANIES - 0.5%
EMERGING MARKETS - 0.2%
Morgan Stanley Asia-Pacific Fund, Inc.   52,400  422
TCW/DW Emerging Markets Opportunities Trust (SBI)  52,400  652
Templeton Dragon Fund, Inc.   112,700  1,443
  2,517
GERMANY - 0.3%
Emerging Germany Fund, Inc.   44,900  477
New Germany Fund, Inc. (The)  208,100  3,108
  3,585
TOTAL CLOSED-END INVESTMENT COMPANIES
(Cost $6,482)   6,102
GOVERNMENT OBLIGATIONS - 0.0%
   PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S.Treasury Bill, yields at dates of purchase
5.28% to 5.30%, 1/8/98 (d) (Cost $545) $ 550 $ 544
CASH EQUIVALENTS - 6.4%
 SHARES
Taxable Central Cash Fund (b)
(Cost $76,138)  76,137,607  76,138
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,037,100)  $ 1,186,187
FUTURES CONTRACTS
 AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
75 Nikkei 225 Futures Contracts   Dec. 1997 $ 6,154 $ (823)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.5%
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.64%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,600,000 or 0.6% of net assets.
4. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $240,000.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,038,393,000. Net unrealized appreciation aggregated $147,794,000, of which $228,686,000 related to appreciated investment securities and $80,892,000 related to depreciated investment securities.
The fund hereby designates approximately $18,690,000 as a capital gain dividend for the purpose of the dividend paid deduction.
MARKET SECTOR DIVERSIFICATION (UNAUDITED)
As a Percentage of Total Value of Investment in Securities
Aerospace & Defense   0.4%
Basic Industries   10.1
Cash Equivalents   6.4
Construction & Real Estate    3.2
Durables    10.1
Energy    7.7
Finance   16.9
Government Obligations   0.0
Health   10.2
Holding Companies   1.5
Industrial Machinery &
 Equipment    4.9
Media & Leisure   2.7
Nondurables   5.2
Precious Metals   0.5
Retail & Wholesale   3.3
Services    2.2
Technology    6.7
Transportation   0.5
Utilities     7.5
     100.0%
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,037,100) -                  $ 1,186,187
SEE ACCOMPANYING SCHEDULE

CASH                                                                     558

RECEIVABLE FOR INVESTMENTS SOLD                                          25,824

RECEIVABLE FOR FUND SHARES SOLD                                          2,122

DIVIDENDS RECEIVABLE                                                     3,261

INTEREST RECEIVABLE                                                      445

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                      111

 TOTAL ASSETS                                                            1,218,508

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 19,930

PAYABLE FOR FUND SHARES REDEEMED                              2,636

ACCRUED MANAGEMENT FEE                                        944

DISTRIBUTION FEES PAYABLE                                     534

OTHER PAYABLES AND ACCRUED EXPENSES                           439

 TOTAL LIABILITIES                                                       24,483

NET ASSETS                                                              $ 1,194,025

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 952,935

UNDISTRIBUTED NET INVESTMENT INCOME                                      10,180

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    82,611
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                148,299
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                              $ 1,194,025


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                                      $16.89
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($5,001 (DIVIDED BY) 296.04 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $16.89)                     $17.92

CLASS T:                                                                   $17.02
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,110,936 (DIVIDED BY) 65,263 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $17.02)                     $17.64

CLASS B:                                                                   $16.69
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($39,841 (DIVIDED BY) 2,387 SHARES)  A

INSTITUTIONAL CLASS:                                                       $16.92
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($38,247 (DIVIDED BY) 2,261 SHARES)



A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                     $ 25,052
DIVIDENDS

INTEREST                                                               6,430

                                                                       31,482

LESS FOREIGN TAXES WITHHELD                                            (2,704)

 TOTAL INCOME                                                          28,778

EXPENSES

MANAGEMENT FEE                                             $ 8,781
BASIC FEE

 PERFORMANCE ADJUSTMENT                                     735

TRANSFER AGENT FEES                                         2,603

DISTRIBUTION FEES                                           5,851

ACCOUNTING FEES AND EXPENSES                                630

NON-INTERESTED TRUSTEES' COMPENSATION                       6

CUSTODIAN FEES AND EXPENSES                                 638

REGISTRATION FEES                                           115

AUDIT                                                       67

LEGAL                                                       31

REPORTS TO SHAREHOLDERS                                     126

MISCELLANEOUS                                               22

 TOTAL EXPENSES BEFORE REDUCTIONS                           19,605

 EXPENSE REDUCTIONS                                         (161)      19,444

NET INVESTMENT INCOME                                                  9,334

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      86,187

 FOREIGN CURRENCY TRANSACTIONS                              (124)

 FUTURES CONTRACTS                                          (1,623)    84,440

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      83,893

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               28

 FUTURES CONTRACTS                                          (667)      83,254

NET GAIN (LOSS)                                                        167,694

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 177,028
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1997          1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 9,334       $ 11,992
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  84,440        48,710

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      83,254        25,789

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           177,028       86,491
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (10,798)      (4,950)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (42,335)      (545)

 TOTAL DISTRIBUTIONS                                       (53,133)      (5,495)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               39,574        203,150

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  163,469       284,146

NET ASSETS

 BEGINNING OF PERIOD                                       1,030,556     746,410

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 1,194,025   $ 1,030,556
INCOME OF $10,180 AND $11,770, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED OCTOBER 31,

      1997                      1996 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 15.29    $ 14.98

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME E                                             .09        .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.39       .27

 TOTAL FROM INVESTMENT OPERATIONS                                    2.48       .31

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.25)      -

 FROM NET REALIZED GAIN                                              (.63)      -

 TOTAL DISTRIBUTIONS                                                 (.88)      -

NET ASSET VALUE, END OF PERIOD                                      $ 16.89    $ 15.29

TOTAL RETURN B, C                                                    16.95%     2.07%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 5,001    $ 637

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.90% F    1.16% A,
                                                                                F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.89% G    1.16% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .53%       1.74% A

PORTFOLIO TURNOVER                                                   70%        82%

AVERAGE COMMISSION RATE H                                           $ .0111    $ .0133


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T

                                   YEARS ENDED OCTOBER 31,

                                   1997                      1996        1995        1994 E      1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 15.30                   $ 13.92     $ 14.06     $ 12.93     $ 9.07
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME              .13 C                     .19 C,      .07         .01         .03
                                                             D

 NET REALIZED AND UNREALIZED        2.38                      1.29        (.11)       1.14        3.93
 GAIN (LOSS)

 TOTAL FROM INVESTMENT              2.51                      1.48        (.04)       1.15        3.96
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME         (.16)                     (.09)       -           -           (.07)

 FROM NET REALIZED GAIN             (.63)                     (.01)       (.02)       (.02)       (.03) H

 IN EXCESS OF NET REALIZED GAIN     -                         -           (.08)       -           -

 TOTAL DISTRIBUTIONS                (.79)                     (.10)       (.10)       (.02)       (.10)

NET ASSET VALUE, END OF PERIOD     $ 17.02                   $ 15.30     $ 13.92     $ 14.06     $ 12.93

TOTAL RETURN A, B                   17.07%                    10.69%      (.25)%      8.91%       44.13%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 1,110,936               $ 995,004   $ 741,928   $ 653,774   $ 221,370
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        1.66%                     1.61%       1.90%       2.12%       2.38%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE        1.65% F                   1.60% F     1.90%       2.12%       2.38%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME      .80%                      1.30%       1.01%       .05%        (.18)%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                  70%                       82%         47%         34%         42%

AVERAGE COMMISSION RATE G          $ .0111                   $ .0133


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY RELATED TRANSACTIONS TAXABLE AS ORDINARY INCOME.
FINANCIAL HIGHLIGHTS - CLASS B

                                                        YEARS ENDED OCTOBER 31,

                                                        1997                      1996        1995 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 15.06                   $ 13.92     $ 13.89

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .02 D                     .08 D, E    .01

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.36                      1.26        .02

 TOTAL FROM INVESTMENT OPERATIONS                        2.38                      1.34        .03

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.12)                     (.19)       -

 FROM NET REALIZED GAIN                                  (.63)                     (.01)       -

 TOTAL DISTRIBUTIONS                                     (.75)                     (.20)       -

NET ASSET VALUE, END OF PERIOD                          $ 16.69                   $ 15.06     $ 13.92

TOTAL RETURN B, C                                        16.41%                    9.73%       .22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 39,841                  $ 18,668    $ 2,999

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.30%                     2.37%       1.97% A,
                                                                                              G

RATIO  OF EXPENSES TO AVERAGE NET ASSETS AFTER           2.29% H                   2.37%       1.97% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .15%                      .53%        .94% A

PORTFOLIO TURNOVER                                       70%                       82%         47%

AVERAGE COMMISSION RATE I                               $ .0111                   $ .0133


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                        YEARS ENDED OCTOBER 31,

                                                        1997                      1996         1995 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 15.20                   $ 13.97      $ 13.89

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .22 D                     .21  D, E    .05

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.36                      1.24         .03

 TOTAL FROM INVESTMENT OPERATIONS                        2.58                      1.45         .08

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.23)                     (.21)        -

 FROM NET REALIZED GAIN                                  (.63)                     (.01)        -

 TOTAL DISTRIBUTIONS                                     (.86)                     (.22)        -

NET ASSET VALUE, END OF PERIOD                          $ 16.92                   $ 15.20      $ 13.97

TOTAL RETURN B, C                                        17.73%                    10.51%       .58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 38,247                  $ 16,247     $ 1,482

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.17%                     1.44%        .97% A,
                                                                                               G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER            1.16% H                   1.43% H      .97% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     1.31%                     1.46%        1.94% A

PORTFOLIO TURNOVER                                       70%                       82%          47%

AVERAGE COMMISSION RATE I                               $ .0111                   $ .0133


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




9. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity
Advisor Series VIII (the trust) (formerly a fund of Fidelity Advisor Series VII) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commenced on November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If events which are expected to materially affect the value of securities occur after the close of a principal market in which those securities are traded, then those securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees ("fair value"). Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Equity securities that have reached the limit for aggregate foreign ownership may trade at a premium to the local share price. If the broker-quoted premium is not readily available as a result of limited share activity, the securities are valued at the last sale price of the local share in the principal market in which such securities are normally traded.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Certain foreign currency gains (losses) are taxable as ordinary income and, therefore, increase (decrease) taxable ordinary income available for distribution.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
10. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR ), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
11. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $773,542,000 and $734,186,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $46,910,000 and $42,683,000, respectively.
12. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the asset weighted average return of all classes as compared to the appropriate index over a specific period of time.
Prior to October 1, 1997, the performance adjustment was based on the investment performance of the lowest performing class as compared to the appropriate index over a specific period of time. For the period, the management fee was equivalent to an annual rate of .81% of average net assets after the performance adjustment.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Ltd. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 6,000       $ 6,000

CLASS T     5,557,000     5,557,000

CLASS B     288,000       72,000

           $ 5,851,000   $ 5,635,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2,
1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 93,000    $ 68,000

CLASS T     748,000     546,000

CLASS B     86,000      0
                       *

           $ 927,000   $ 614,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC  *   $ 9,000       .34

CLASS T  **             FIIOC  *    2,459,000    .22

CLASS B                 FIIOC  *    86,000       .30

INSTITUTIONAL CLASS     FIIOC  *    49,000       .16

                                   $ 2,603,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET,
HOWEVER, HAD DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND
SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $204,000 for the period.
13. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR          REIMBURSEMENT
           EXPENSE
           LIMITATION

CLASS A    2.00%        $ 14,000

FMR also agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $3,000.
5. EXPENSE REDUCTIONS - CONTINUED
Effective November 1, 1997, Class A, Class T, Class B, and the Institutional Class' expense limitations were changed from 2.00% to 1.55%, 2.25% to 1.80%, 2.75% to 2.30% and 1.75% to 1.30% of each class' average net assets, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $141,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,000 under the custodian arrangement.
14. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


AMOUNTS IN THOUSANDS          YEAR ENDED    YEAR ENDED

                              OCTOBER 31,   OCTOBER 31,

CLASS A                       1997          1996 A

FROM NET INVESTMENT INCOME    $ 15          $ -

FROM NET REALIZED GAIN         38            -

 TOTAL                        $ 53          $ -

CLASS T

FROM NET INVESTMENT INCOME    $ 10,326      $ 4,861

FROM NET REALIZED GAIN         40,659        540

 TOTAL                        $ 50,985      $ 5,401

CLASS B

FROM NET INVESTMENT INCOME    $ 155         $ 55

FROM NET REALIZED GAIN         812           3

 TOTAL                        $ 967         $ 58

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 302         $ 34

FROM NET REALIZED GAIN         826           2

 TOTAL                        $ 1,128       $ 36

                              $ 53,133      $ 5,495

 A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
15. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                      DOLLARS

AMOUNTS IN THOUSANDS             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                 OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,

                                 1997          1996 A        1997          1996 A



CLASS A                           333           48           $ 5,654       $ 729
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3             -             52            -

SHARES REDEEMED                   (82)          (6)           (1,418)       (90)

NET INCREASE (DECREASE)           254           42           $ 4,288       $ 639

CLASS T                           29,400        30,743       $ 487,493     $ 457,298
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3,178         351           47,914        4,964

SHARES REDEEMED                   (32,358)      (19,351)      (538,266)     (289,234)

NET INCREASE (DECREASE)           220           11,743       $ (2,859)     $ 173,028

CLASS B                           1,517         1,135        $ 25,441      $ 16,670
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     63            4             931           54

SHARES REDEEMED                   (432)         (115)         (7,271)       (1,701)

NET INCREASE (DECREASE)           1,148         1,024        $ 19,101      $ 15,023

INSTITUTIONAL CLASS               2,508         1,071        $ 41,330      $ 16,083
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     68            2             1,019         32

SHARES REDEEMED                   (1,384)       (110)         (23,305)      (1,655)

NET INCREASE (DECREASE)           1,192         963          $ 19,044      $ 14,460


 A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
16. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 26,000

CLASS T                 53,000

CLASS B                 17,000

INSTITUTIONAL CLASS     19,000

                       $ 115,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII (formerly Fidelity Advisor Series VII) and the Shareholders of Fidelity Advisor Overseas
Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Overseas Fund (a fund of Fidelity Advisor Series
VIII)(formerly Fidelity Advisor Series VII) at October 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Overseas Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
/s/ PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
December 11, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Overseas voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/8/97 12/5/97 $0.26 $0.96

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows for the dividend paid December 9, 1996:
  INCOME PER SHARE  TAXES PER SHARE
Institutional Class  $.293  $.033
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on September 17, 1997. The results of votes taken among shareholders on proposals are listed below. Formerly Fidelity Advisor Overseas Fund was a fund of Fidelity Advisor Series VII. On October 31, 1997, the fund reorganized into Fidelity Advisor Series VIII.
PROPOSAL 1
To elect as Trustees for Fidelity Advisor Series VII the following twelve nominees.
 # OF % OF
 SHARES VOTED SHARES VOTED
RALPH F. COX
AFFIRMATIVE     57,903,244.044    98.066

WITHHELD        1,141,937.251     1.934

TOTAL           59,045,181.295    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     57,904,814.528    98.069

WITHHELD        1,140,366.767     1.931

TOTAL           59,045,181.295    100.000

ROBERT M. GATES
AFFIRMATIVE     57,879,136.486    98.025

WITHHELD        1,166,044.809     1.975

TOTAL           59,045,181.295    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     57,896,786.565    98.055

WITHHELD        1,148,394.730     1.945

TOTAL           59,045,181.295    100.000

E. BRADLEY JONES
AFFIRMATIVE     57,897,315.886    98.056

WITHHELD        1,147,865.409     1.944

TOTAL           59,045,181.295    100.000

ROBERT C. POZEN
AFFIRMATIVE     57,911,186.572    98.079

WITHHELD        1,133,994.723     1.921

TOTAL           59,045,181.295    100.000

 # OF % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
AFFIRMATIVE     57,909,771.510    98.077

WITHHELD        1,135,409.785     1.923

TOTAL           59,045,181.295    100.000

PETER S. LYNCH
AFFIRMATIVE     57,907,706.022    98.074

WITHHELD        1,137,475.273     1.926

TOTAL           59,045,181.295    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     57,907,818.657    98.074

WITHHELD        1,137,362.638     1.926

TOTAL           59,045,181.295    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     57,902,025.368    98.064

WITHHELD        1,143,155.927     1.936

TOTAL           59,045,181.295    100.000

MARVIN L. MANN
AFFIRMATIVE     57,912,967.933    98.082

WITHHELD        1,132,213.362     1.918

TOTAL           59,045,181.295    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     57,897,766.878    98.057

WITHHELD        1,147,414.417     1.943

TOTAL           59,045,181.295    100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. and Price
Waterhouse LLP as independent accountants of Fidelity Advisor Series
VII.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     56,463,250.131    95.627

AGAINST         946,012.589       1.602

ABSTAIN         1,635,918.575     2.771

TOTAL           59,045,181.295    100.000

PROPOSAL 3
To amend the Declaration of Trust for Fidelity Advisor Series VII to provide voting rights based on a shareholder's total dollar investment in a fund, rather than on the number of shares owned.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     43,059,373.430    92.162

AGAINST         1,624,371.900     3.477

ABSTAIN         2,037,576.965     4.361

TOTAL           46,721,322.295    100.000

BROKER          12,323,859.000
 NON-VOTES

PROPOSAL 4
To amend the Declaration of Trust for Fidelity Advisor Series VII to eliminate the requirement that shareholders be notified in the event of an appointment of a trustee within three months of the appointment.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     43,054,638.285    91.646

AGAINST         1,293,400.432     2.754

ABSTAIN         2,631,057.578     5.600

TOTAL           46,979,096.295    100.000

BROKER          12,066,085.000
 NON-VOTES

PROPOSAL 5
To amend the Declaration of Trust for Fidelity Advisor Series VII to clarify that the Trustees may authorize the investment of all of a fund's assets in another open-end investment company.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     40,990,623.684    87.734

AGAINST         2,750,475.964     5.887

ABSTAIN         2,980,221.647     6.379

TOTAL           46,721,321.295    100.000

BROKER          12,323,860.000
 NON-VOTES

PROPOSAL 6
To adopt a new fundamental investment policy for the fund that would permit it to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     33,735,283.332    90.170

AGAINST         1,826,413.196     4.882

ABSTAIN         1,851,288.411     4.948

TOTAL           37,412,984.939    100.000

BROKER          9,724,576.000
 NON-VOTES

PROPOSAL 7
To approve an amended Management Contract for the fund that would reduce the management fee payable to FMR by the fund as FMR's assets under management increase, and to modify the performance adjustment calculation.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     44,200,711.171    94.285

AGAINST         1,065,685.932     2.273

ABSTAIN         1,613,388.836     3.442

TOTAL           46,879,785.939    100.000

BROKER          257,775.000
 NON-VOTES

PROPOSAL 8
To approve a new Sub-Advisory Agreement with Fidelity Investments
Japan Limited to provide investment advice and research services or investment management services.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     44,080,260.488    94.168

AGAINST         1,071,641.039     2.289

ABSTAIN         1,658,410.412     3.543

TOTAL           46,810,311.939    100.000

BROKER          327,249.000
 NON-VOTES

PROPOSAL 9
Reorganization - To approve an agreement and plan providing for the reorganization of the fund from a separate series of one Massachusetts business trust to another Massachusetts trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     34,766,599.600    92.927

AGAINST         980,498.087       2.620

ABSTAIN         1,665,887.252     4.453

TOTAL           37,412,984.939    100.000

BROKER          9,724,576.000
 NON-VOTES

PROPOSAL 10
Diversification - To amend the diversification limitation to exclude "securities of other investment companies" from issuer diversification limits.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     33,783,795.653    90.300

AGAINST         1,572,884.337     4.204

ABSTAIN         2,056,304.949     5.496

TOTAL           37,412,984.939    100.000

BROKER          9,724,576.000
 NON-VOTES

PROPOSAL 11
Borrowing - To amend the borrowing limitation to require a reduction in borrowing if borrowings exceed the 33 1/3% limit for any reason rather than solely because of a decline in net assets.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     33,892,307.182    90.590

AGAINST         1,656,350.174     4.427

ABSTAIN         1,864,327.583     4.983

TOTAL           37,412,984.939    100.000

BROKER          9,724,576.000
 NON-VOTES

PROPOSAL 12
Underwriting - To amend the fund's fundamental investment limitation concerning underwriting.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     32,768,744.432    87.587

AGAINST         1,248,219.734     3.336

ABSTAIN         3,396,020.773     9.077

TOTAL           37,412,984.939    100.000

BROKER          9,724,576.000
 NON-VOTES

PROPOSAL 13
Concentration - To standardize the language of the limitation on industry concentration and modify it to refer to "companies with principal business activities in the same industry" rather than
"issuers in the same industry."
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     32,606,691.561    87.153

AGAINST         1,578,603.724     4.220

ABSTAIN         3,227,689.654     8.627

TOTAL           37,412,984.939    100.000

BROKER          9,724,576.000
 NON-VOTES

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Richard A. Spillane, Jr., Vice President
Richard Mace, Jr., Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William J. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)